UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

This annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - Investor Class	$122	1.20%

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. U.S. large-cap growth and emerging markets growth equities were among the top-performing asset classes for the year.

  Versus the style-specific ICE BofA U.S. 3-Month Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, performance in our style premia allocation was a leading detractor during the period. Similarly, relative results in the volatility relative value component of the fund also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund’s exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility, detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/23/18	10,000	10,000	10,000
4/30/18	9,970	9,993	10,028
7/31/18	9,940	10,054	10,076
10/31/18	9,700	9,974	10,128
1/31/19	9,786	10,327	10,187
4/30/19	9,962	10,522	10,247
7/31/19	10,127	10,867	10,312
10/31/19	10,096	11,122	10,371
1/31/20	10,379	11,323	10,413
4/30/20	10,358	11,662	10,460
7/31/20	11,018	11,967	10,463
10/31/20	11,242	11,811	10,466
1/31/21	11,675	11,857	10,469
4/30/21	11,764	11,631	10,471
7/31/21	11,786	11,883	10,471
10/31/21	11,775	11,754	10,472
1/31/22	11,265	11,505	10,473
4/30/22	10,970	10,641	10,479
7/31/22	10,755	10,799	10,494
10/31/22	10,744	9,911	10,555
1/31/23	10,981	10,544	10,661
4/30/23	11,050	10,596	10,776
7/31/23	11,131	10,436	10,912
10/31/23	11,236	9,946	11,062
1/31/24	11,528	10,765	11,212
4/30/24	11,896	10,440	11,357
7/31/24	11,896	10,968	11,511
10/31/24	11,933	10,995	11,661
1/31/25	12,121	10,987	11,797
4/30/25	11,990	11,278	11,916
7/31/25	12,160	11,339	12,040
10/31/25	12,346	11,672	12,171

202501-4140694, 202512-4880934

F1112-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (Investor Class)	3.46%	1.89%	2.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.16	-0.24	2.03
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.38	3.06	2.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$224,964
  Number of Portfolio Holdings1,033
  Investment Advisory Fees Paid (000s)$2,654
  Portfolio Turnover Rate132.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	9.9%
Government Bonds	9.8
Common Stocks	9.5
U.S. Treasury Obligations	5.0
Securities Lending Collateral	2.9
Asset-Backed Securities	1.6
Equity Funds	0.8
Municipal Securities	0.7
Short-Term and Other*	59.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	5.0%
Invesco Senior Loan ETF	0.8
Republic of Colombia	0.7
NVIDIA	0.6
Brazil Notas do Tesouro Nacional	0.6
Republic of South Africa	0.6
Mexican Bonos	0.6
Czech Republic	0.6
Raizen Fuels Finance	0.5
Ecopetrol	0.5

How has the fund changed?

This is a summary of certain material changes to Multi-Strategy Total Return Fund. Effective January 23, 2026, the fund will be liquidated and dissolved. As a result, the fund will no longer be offered for shareholder purchase, effective January 16, 2026.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Multi-Strategy Total Return Fund

I Class (TMSSX)

This annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - I Class	$107	1.05%

What drove fund performance during the past 12 months?

  Global equities and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. U.S. large-cap growth and emerging markets growth equities were among the top-performing asset classes for the year.

  Versus the style-specific ICE BofA U.S. 3-Month Treasury Bill Index, performance in the macro and absolute return component was a notable contributor for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, performance in the dynamic emerging markets bond sleeve had a positive impact.

  On the negative side, performance in our style premia allocation was a leading detractor during the period. Similarly, relative results in the volatility relative value component of the fund also weighed.

  The fund is an absolute return strategy designed to provide positive performance in all market environments. By avoiding meaningful drawdowns during periods of global equity volatility, the fund seeks to manage downside risk. We believe this can be achieved through flexible investment approaches that provide consistent risk-adjusted returns, pursue positive returns through various market environments, and maintain generally low overall volatility over the long term.

  The fund’s exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility, detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2/23/18	500,000	500,000	500,000
4/30/18	498,000	499,652	501,424
7/31/18	496,500	502,719	503,823
10/31/18	485,000	498,723	506,381
1/31/19	489,284	516,343	509,356
4/30/19	498,086	526,087	512,364
7/31/19	506,888	543,343	515,603
10/31/19	505,335	556,123	518,559
1/31/20	520,006	566,142	520,641
4/30/20	518,941	583,124	522,975
7/31/20	551,941	598,335	523,154
10/31/20	563,650	590,532	523,311
1/31/21	585,869	592,866	523,464
4/30/21	590,270	581,567	523,554
7/31/21	591,920	594,137	523,572
10/31/21	591,370	587,709	523,600
1/31/22	566,441	575,273	523,649
4/30/22	551,163	532,064	523,951
7/31/22	540,977	539,973	524,708
10/31/22	540,411	495,542	527,728
1/31/23	552,574	527,182	533,048
4/30/23	556,086	529,789	538,818
7/31/23	560,769	521,787	545,607
10/31/23	566,037	497,305	553,081
1/31/24	581,028	538,243	560,580
4/30/24	599,771	522,011	567,872
7/31/24	599,771	548,404	575,532
10/31/24	602,270	549,753	583,042
1/31/25	611,639	549,372	589,843
4/30/25	605,609	563,878	595,777
7/31/25	614,318	566,949	602,023
10/31/25	623,766	583,613	608,551

202501-4140694, 202512-4880934

F1113-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/23/18
Multi-Strategy Total Return Fund (I Class)	3.57%	2.05%	2.92%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.16	-0.24	2.03
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.38	3.06	2.59

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$224,964
  Number of Portfolio Holdings1,033
  Investment Advisory Fees Paid (000s)$2,654
  Portfolio Turnover Rate132.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	9.9%
Government Bonds	9.8
Common Stocks	9.5
U.S. Treasury Obligations	5.0
Securities Lending Collateral	2.9
Asset-Backed Securities	1.6
Equity Funds	0.8
Municipal Securities	0.7
Short-Term and Other*	59.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	5.0%
Invesco Senior Loan ETF	0.8
Republic of Colombia	0.7
NVIDIA	0.6
Brazil Notas do Tesouro Nacional	0.6
Republic of South Africa	0.6
Mexican Bonos	0.6
Czech Republic	0.6
Raizen Fuels Finance	0.5
Ecopetrol	0.5

How has the fund changed?

This is a summary of certain material changes to Multi-Strategy Total Return Fund. Effective January 23, 2026, the fund will be liquidated and dissolved. As a result, the fund will no longer be offered for shareholder purchase, effective January 16, 2026.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Strategy Total Return Fund

I Class (TMSSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$74,962	$74,760
Audit-Related Fees	-	-
Tax Fees	569	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.72 $ 9.70 $ 9.49 $ 10.70 $ 10.56
Investment activities
Net investment income
(1)(2)
0.38 0.41 0.37 0.15 0.10
Net realized and unrealized
gain/loss (0.06) 0.16 0.06 (1.07) 0.40
Total from investment
activities 0.32 0.57 0.43 (0.92) 0.50
Distributions
Net investment income (1.07) (0.55) (0.14) (0.05) (0.09)
Net realized gain — — (0.08) (0.24) (0.27)
Total distributions (1.07) (0.55) (0.22) (0.29) (0.36)
NET ASSET VALUE
End of period $ 8.97 $ 9.72 $ 9.70 $ 9.49 $ 10.70
Ratios/Supplemental Data
Total return
(2)(3)
3.46% 6.21% 4.58% (8.75)% 4.74%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.47% 1.41% 1.38% 1.37% 1.32%
Net expenses after waivers/
payments by Price Associates 1.20% 1.20% 1.20% 1.19% 1.04%
Net investment income 4.08% 4.27% 3.87% 1.49% 0.96%
Portfolio turnover rate 132.4% 126.3% 110.3% 133.8% 144.8%
Net assets, end of period (in
thousands) $8,815 $18,761 $25,996 $42,153 $119,258
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.64 $ 9.67 $ 9.55 $ 10.75 $ 10.59
Investment activities
Net investment income
(1)(2)
0.39 0.42 0.38 0.17 0.08
Net realized and unrealized
gain/loss (0.07) 0.17 0.06 (1.08) 0.44
Total from investment
activities 0.32 0.59 0.44 (0.91) 0.52
Distributions
Net investment income (1.16) (0.62) (0.24) (0.05) (0.09)
Net realized gain — — (0.08) (0.24) (0.27)
Total distributions (1.16) (0.62) (0.32) (0.29) (0.36)
NET ASSET VALUE
End of period $ 8.80 $ 9.64 $ 9.67 $ 9.55 $ 10.75
Ratios/Supplemental Data
Total return
(2)(3)
3.57% 6.40% 4.74% (8.62)% 4.92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.17% 1.15% 1.17% 1.14% 1.12%
Net expenses after
waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.01%
Net investment income 4.21% 4.42% 4.04% 1.77% 0.73%
Portfolio turnover rate 132.4% 126.3% 110.3% 133.8% 144.8%
Net assets, end of period (in
thousands) $216,149 $289,529 $276,873 $310,096 $334,438
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.5%
Common Stocks 0.1%
MercadoLibre (USD) (1) 92 214
214
Corporate Bonds 0.1%
Telecom Argentina, 9.25%, 5/28/33 (USD) (2) 240,000 245
245
Government Bonds 0.3%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  550,000 359
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  175,986 129
YPF, 9.50%, 1/17/31 (USD)  195,000 206
694
Total Argentina (Cost $1,080) 1,153
AUSTRALIA 0.1%
Common Stocks 0.1%
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $246
(USD) (1)(3)(4) 144 237
237
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $13 (USD) (1)(3)(4) 8 13
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2
(USD) (1)(3)(4) 1 2
15
Total Australia (Cost $261) 252
BRAZIL 2.0%
Corporate Bonds 1.1%
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (2) 200,000 186
FS Luxembourg, 8.875%, 2/12/31 (USD) (2) 250,000 261
FS Luxembourg, 8.875%, 2/12/31 (USD)  230,000 240
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 301
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (2) 200,000 160

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (2) 235,000 200
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (5) 220,000 187
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (2) 290,000 243
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (2) 285,000 221
Rede D'or Finance, 6.45%, 9/9/35 (USD) (2) 200,000 205
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (6) 351,510 352
2,556
Government Bonds 0.9%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  8,060,000 1,318
Republic of Brazil, 6.00%, 10/20/33 (USD) (5) 345,000 354
Republic of Brazil, 6.125%, 1/22/32 (USD)  305,000 318
1,990
Total Brazil (Cost $4,662) 4,546
CANADA 0.2%
Common Stocks 0.2%
Franco-Nevada (USD)  589 110
Shopify, Class A (USD) (1) 1,561 271
Total Canada (Cost $285) 381
CHILE 0.9%
Corporate Bonds 0.5%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 290,000 304
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 240
Banco de Credito e Inversiones, VR, 7.50% (USD) (7)(8) 230,000 243
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 283,476 292
1,079
Government Bonds 0.4%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 580,000,000 635
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 193
828
Total Chile (Cost $1,920) 1,907

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 0.7%
Common Stocks 0.4%
58.com (USD) (1)(3) 22,100 —
Alibaba Group Holding (HKD)  9,400 200
Duality Biotherapeutics (HKD) (1)(5) 2,000 81
Foshan Haitian Flavouring & Food, Class H (HKD)  5,100 21
Jiangsu Hengrui Pharmaceuticals, Class H (HKD) (1)(5) 9,400 91
Mixue Group, Class H (HKD) (1)(5) 1,100 59
Tencent Holdings (HKD)  4,300 349
801
Corporate Bonds 0.2%
China Hongqiao Group, 7.05%, 1/10/28 (USD)  240,000 249
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(9) 200,000 7
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD) (5) 285,000 289
545
Government Bonds 0.1%
Central Plaza Development, 6.80%, 4/7/29 (USD)  250,000 256
256
Total China (Cost $1,569) 1,602
COLOMBIA 1.3%
Corporate Bonds 0.6%
Ecopetrol, 7.75%, 2/1/32 (USD)  290,000 300
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 291
Ecopetrol, 8.875%, 1/13/33 (USD)  387,000 419
Geopark, 5.50%, 1/17/27 (USD)  300,000 283
1,293
Government Bonds 0.7%
Republic of Colombia, 7.50%, 2/2/34 (USD)  285,000 303
Republic of Colombia, Series B, 7.25%, 10/18/34  4,720,000,000 945
Republic of Colombia, Series B, 11.00%, 8/22/29  1,244,900,000 323
1,571

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $38 (USD) (1)(4) † 60
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $30 (USD) (1)(4) † 35
95
Total Colombia (Cost $2,793) 2,959
CONGO 0.1%
Corporate Bonds 0.1%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (5) 240,000 248
Total Congo (Cost $240) 248
CÔTE D'IVOIRE 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (2) 400,000 423
Total Côte d'Ivoire (Cost $390) 423
CYPRUS 0.2%
Corporate Bonds 0.2%
ASG Finance, 9.75%, 5/15/29 (USD) (2) 200,000 192
ASG Finance, 9.75%, 5/15/29 (USD)  230,000 220
Total Cyprus (Cost $420) 412
CZECH REPUBLIC 0.7%
Corporate Bonds 0.1%
Czechoslovak Group, 5.25%, 1/10/31 (EUR) (2) 180,000 216
216
Government Bonds 0.6%
Czech Republic, Series 154, 4.50%, 11/11/32  12,470,000 599
Czech Republic, Series 156, 3.00%, 3/3/33  14,950,000 650
1,249
Total Czech Republic (Cost $1,393) 1,465

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  350,000 337
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 210,000 226
Total Egypt (Cost $507) 563
FRANCE 0.3%
Common Stocks 0.2%
Airbus  550 136
Kering  83 29
LuxCo 3 Shares, Acquisition Date: 10/1/25, Cost $61 (1)(4) 3,486 59
LVMH Moet Hennessy Louis Vuitton  69 49
Societe Generale  2,120 134
407
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(3)(4) 8 1
1
Corporate Bonds 0.1%
Altice France, 6.875%, 7/15/32 (USD) (2) 292,977 281
281
Total France (Cost $632) 689
GAMBIA 0.3%
Corporate Bonds 0.3%
Africell Holding, 10.50%, 10/23/29 (USD) (2) 575,000 574
Total Gambia (Cost $575) 574
GERMANY 0.2%
Common Stocks 0.1%
Infineon Technologies  2,265 90
Rheinmetall  84 165
255

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Preferred Stocks 0.1%
Sartorius  467 128
128
Total Germany (Cost $339) 383
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (2)(5) 300,000 202
Total Ghana (Cost $300) 202
HUNGARY 0.5%
Corporate Bonds 0.1%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (7) 295,000 314
314
Government Bonds 0.4%
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD) (5) 230,000 242
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  118,300,000 317
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  144,280,000 322
881
Total Hungary (Cost $1,142) 1,195
INDIA 0.9%
Common Stocks 0.3%
Bharti Airtel  15,319 355
ICICI Bank  6,643 100
Kotak Mahindra Bank  4,142 98
LG Electronics India (1) 60 1
554
Corporate Bonds 0.2%
HDFC Bank, VR, 3.70% (USD) (7)(8) 310,000 306
Shriram Finance, 6.15%, 4/3/28 (USD)  230,000 236
542
Government Bonds 0.4%
Republic of India, 7.10%, 4/8/34  27,200,000 316

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of India, 7.18%, 8/14/33  54,120,000 632
948
Total India (Cost $1,979) 2,044
INDONESIA 0.1%
Corporate Bonds 0.1%
Krakatau Posco, 6.375%, 6/11/29 (USD)  300,000 310
Total Indonesia (Cost $303) 310
ISRAEL 0.1%
Common Stocks 0.1%
CyberArk Software (USD) (1) 299 156
Total Israel (Cost $115) 156
ITALY 0.1%
Common Stocks 0.1%
Prysmian  1,007 105
UniCredit  1,814 134
Total Italy (Cost $200) 239
JAMAICA 0.1%
Corporate Bonds 0.1%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 200,000 205
Total Jamaica (Cost $200) 205
JAPAN 0.4%
Common Stocks 0.4%
Asics  7,300 186
Chugai Pharmaceutical  5,600 256
Disco  500 166
Mitsubishi Heavy Industries  5,300 160
Nintendo  300 26
Tokyo Electron  300 66
Total Japan (Cost $697) 860

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.3%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (2) 300,000 309
309
Government Bonds 0.1%
KazMunayGas National, 5.375%, 4/24/30 (USD)  245,000 252
252
Total Kazakhstan (Cost $540) 561
KYRGYZSTAN 0.3%
Government Bonds 0.3%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (2) 660,000 667
Total Kyrgyzstan (Cost $654) 667
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (2) 300,000 303
Total Madagascar (Cost $299) 303
MEXICO 1.5%
Bank Loans 0.2% (10)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
8.904%, 9/5/29 (USD) (3) 478,937 477
477
Corporate Bonds 0.3%
Banco Mercantil del Norte, VR, 7.50% (USD) (7)(8) 240,000 246
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (7) 310,000 307
Orbia Advance, 2.875%, 5/11/31 (USD) (5) 290,000 239
792
Government Bonds 1.0%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%,
8/11/31 (USD) (7) 300,000 294

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Comision Federal de Electricidad, 3.348%, 2/9/31 (USD)  350,000 316
FIEMEX Energia - Banco Actinver Institucion de Banca
Multiple, 7.25%, 1/31/41 (USD)  287,247 304
Mexican Bonos, Series M, 8.50%, 3/1/29  23,360,000 1,280
2,194
Total Mexico (Cost $3,343) 3,463
MONGOLIA 0.1%
Government Bonds 0.1%
Government of Mongolia, 3.50%, 7/7/27 (USD)  270,000 260
Total Mongolia (Cost $256) 260
MONTENEGRO 0.3%
Government Bonds 0.3%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 600,000 649
Total Montenegro (Cost $609) 649
MOROCCO 0.3%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  240,000 240
240
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  365,000 323
323
Total Morocco (Cost $530) 563
NETHERLANDS 0.4%
Common Stocks 0.4%
Adyen (1) 177 303
ASM International  233 151
ASML Holding  189 200
BE Semiconductor Industries  1,007 172
Total Netherlands (Cost $700) 826

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 8.747%, 1/21/31 (USD)  300,000 316
Total Nigeria (Cost $292) 316
OMAN 0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 314
Total Oman (Cost $298) 314
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 9.00%, 7/15/29 (USD) (2) 280,000 292
Total Pakistan (Cost $280) 292
PANAMA 0.1%
Government Bonds 0.1%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 274
Total Panama (Cost $284) 274
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (5) 281,000 250
Total Paraguay (Cost $234) 250
PERU 0.3%
Common Stocks 0.0%
Southern Copper (USD)  723 100
100
Corporate Bonds 0.1%
Boroo Investments, 9.50%, 8/7/32 (USD) (2) 260,000 245
245

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Republic of Peru, 5.40%, 8/12/34  1,215,000 351
351
Total Peru (Cost $650) 696
PHILIPPINES 0.2%
Corporate Bonds 0.1%
Petron, VR, 7.35% (USD) (7)(8) 200,000 206
206
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  13,000,000 218
218
Total Philippines (Cost $500) 424
POLAND 0.2%
Government Bonds 0.2%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,880,000 538
Total Poland (Cost $479) 538
ROMANIA 0.4%
Government Bonds 0.4%
Republic of Romania, 1.75%, 7/13/30 (EUR)  155,000 160
Republic of Romania, 5.375%, 3/22/31 (EUR)  265,000 317
Republic of Romania, Series 5Y, 6.30%, 4/25/29  2,090,000 465
Total Romania (Cost $939) 942
SAUDI ARABIA 0.5%
Corporate Bonds 0.4%
Al Rajhi Bank, VR, 6.375% (USD) (7)(8) 230,000 234
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 211
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 296
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (USD) (5)(7) 255,000 258
999

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(8) 225,000 221
221
Total Saudi Arabia (Cost $1,178) 1,220
SINGAPORE 0.1%
Common Stocks 0.1%
Sea, ADR (USD) (1) 938 147
Total Singapore (Cost $140) 147
SOUTH AFRICA 0.9%
Convertible Bonds 0.2%
Sasol Financing USA, 4.50%, 11/8/27 (USD)  400,000 384
384
Government Bonds 0.7%
Eskom Holdings, 4.314%, 7/23/27 (USD)  300,000 297
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  310,000 320
Republic of South Africa, Series 2035, 8.875%, 2/28/35  17,150,000 991
1,608
Total South Africa (Cost $1,844) 1,992
SOUTH KOREA 0.3%
Common Stocks 0.3%
Samsung Electronics  3,488 262
SK hynix  737 287
Total South Korea (Cost $334) 549
SPAIN 0.1%
Common Stocks 0.1%
Banco Bilbao Vizcaya Argentaria (5) 8,075 162
Indra Sistemas  628 35
Total Spain (Cost $191) 197

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2)(5) 121,801 117
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (2)(5) 240,100 186
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (2) 236,218 219
Total Sri Lanka (Cost $482) 522
SUPRANATIONAL 0.1%
Government Bonds 0.1%
Corp. Andina de Fomento, VR, 6.75% (USD) (2)(7)(8) 245,000 250
Total Supranational (Cost $247) 250
SURINAME 0.4%
Government Bonds 0.4%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (2)(6) 240,756 241
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 655
Total Suriname (Cost $393) 896
SWEDEN 0.1%
Common Stocks 0.1%
NOBA Bank Group (1) 10,251 103
Spotify Technology (USD) (1) 314 206
Total Sweden (Cost $301) 309
SWITZERLAND 0.1%
Common Stocks 0.1%
UBS Group  2,895 111
Total Switzerland (Cost $120) 111
TAIWAN 0.5%
Common Stocks 0.5%
Airtac International Group  2,000 59
Delta Electronics  8,000 257

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Hon Hai Precision Industry  37,000 308
Taiwan Semiconductor Manufacturing  12,000 580
Total Taiwan (Cost $713) 1,204
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (2)(5) 310,000 322
Total Tanzania (Cost $309) 322
THAILAND 0.1%
Corporate Bonds 0.1%
GC Treasury Center, VR, 6.50% (USD) (2)(7)(8) 290,000 294
Total Thailand (Cost $290) 294
TÜRKIYE 0.6%
Corporate Bonds 0.3%
Akbank TAS, VR, 9.369% (USD) (7)(8) 210,000 219
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (2) 325,000 339
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (2) 230,000 240
798
Government Bonds 0.3%
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  315,000 315
Republic of Turkiye, Series 7Y, 7.125%, 2/12/32 (USD)  300,000 313
628
Total Türkiye (Cost $1,384) 1,426
UKRAINE 0.1%
Government Bonds 0.1%
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD)  135,000 69
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD)  92,686 52
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD)  99,450 56
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  52,948 29
Total Ukraine (Cost $196) 206

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (5)(7) 230,000 243
Alpha Star Holding IX, 7.00%, 8/26/28 (USD) (5) 240,000 246
Sobha Sukuk, 8.75%, 7/17/28 (USD)  245,000 256
Total United Arab Emirates (Cost $726) 745
UNITED KINGDOM 0.8%
Common Stocks 0.7%
Barclays  48,098 258
Klarna Group (USD) (1) 6,214 233
Rolls-Royce Holdings  10,063 155
Standard Chartered  10,169 209
Unilever  10,588 635
1,490
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  19,000 17
17
Corporate Bonds 0.1%
Jerrold Finco, 7.50%, 6/15/31 (2) 205,000 273
273
Total United Kingdom (Cost $1,749) 1,780
UNITED STATES 12.9%
Asset-Backed Securities 1.6%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E,
6.066%, 6/15/33 (2) 223,899 224
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 240
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (2) 100,000 101
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (2) 100,000 101
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 6.233%, 12/26/31 (2) 109,661 110

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (2) 250,000 254
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  7,489 7
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 20,789 21
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (2) 102,117 107
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (2) 365,453 379
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (2) 295,234 329
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 76,200 74
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 23,938 22
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 170,513 176
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.334%, 5/20/32 (2) 121,114 122
Huntington Bank Auto Credit-Linked Notes, Series 2025-2,
Class C, FRN, SOFR30A + 2.35%, 6.534%, 9/20/33 (2) 234,912 234
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 308
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 135,641 138
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (2) 390,000 399
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (2) 71,987 72
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $48, 7.131%, 11/30/44 (3)(4) 48,390 48
Wingspire Equipment Finance, Series 2025-1A, Class D,
5.45%, 9/20/33 (2) 100,000 100
3,566
Bank Loans 0.0% (10)
Main Street Sports Group, 15.00%, 1/2/28, (12.00% Cash or
15.00% PIK) (6) 11,081 8
8
Common Stocks 5.2%
Advanced Micro Devices (1) 1,204 308
Alphabet, Class A  2,681 754
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (1)
(4) 700 18
Amazon.com (1) 1,670 408
Amphenol, Class A  877 122

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Apple  2,539 687
AppLovin, Class A (1) 209 133
Arista Networks (1) 1,280 202
Bank of America  6,610 353
Block (1) 2,270 172
Boeing (1) 750 151
Broadcom  1,448 535
Carvana (1) 329 101
Caterpillar  491 283
Charles Schwab  550 52
Ciena (1) 527 100
Citigroup  3,511 355
CME Group  1,088 289
ConocoPhillips  1,157 103
Constellation Energy  212 80
Credo Technology Group Holding (1) 598 112
Crowdstrike Holdings, Class A (1) 289 157
Datadog, Class A (1) 1,318 215
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $1 (1)
(4) 464 3
Diamondback Energy  637 91
DoorDash, Class A (1) 587 149
Fabrinet (1) 349 154
General Electric  457 141
Howmet Aerospace  499 103
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $59 (1)(3)
(4) 4,183 59
Intuitive Surgical (1) 89 48
KLA  88 106
Mastercard, Class A  371 205
Meta Platforms, Class A  402 261
Microsoft  1,726 894
Monolithic Power Systems  24 24
Natera (1) 800 159
Netflix (1) 153 171
NVIDIA  6,587 1,334
Oracle  240 63
Palantir Technologies, Class A (1) 517 104
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(3)(4) 165 3
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(3)(4) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(3)(4) — —
Quanta Services  223 100

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Repligen (1) 799 119
Robinhood Markets, Class A (1) 370 54
Snowflake (1) 582 160
Teledyne Technologies (1) 367 193
Tesla (1) 303 138
Thermo Fisher Scientific  459 260
Tradeweb Markets, Class A  976 103
Uranium Energy (1) 7,613 115
Vertiv Holdings, Class A  1,392 269
Xcel Energy  3,362 273
Zscaler (1) 467 155
11,701
Convertible Preferred Stocks 0.4%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $91 (1)(3)(4) 1,504 —
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $8 (1)(3)(4) 195 10
Ares Management, Series B, 6.75%, 10/1/27  5,553 263
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(3)(4) 100 2
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $3 (1)(3)(4) 386 2
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(3)
(4) 423 —
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(3)
(4) 1,376 10
Databricks, Series H, Acquisition Date: 8/31/21, Cost $36 (1)
(3)(4) 489 73
Databricks, Series I, Acquisition Date: 9/14/23, Cost $18 (1)
(3)(4) 249 37
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(3)(4) 330 2
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(3)(4) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(3)(4) 38 —
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $— (1)(3)(4) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(3)
(4) 1,889 7
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $— (1)(3)(4) 41 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $53 (1)(3)(4) 2,193 53

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)
(3)(4) 222 11
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(3)(4) 3,412 17
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(3)(4) 24 —
Galvanize Therapeutics, Series C-1, Acquisition Date: 7/7/25,
Cost $1 (1)(3)(4) 2,638 2
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(3)(4) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (1)
(3)(4) 63 8
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $1 (1)(3)
(4) 1,594 1
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11 (1)(3)(4) 384 43
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $81 (1)(3)(4) 1,032 116
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(3)
(4) 162 —
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $11 (1)(3)(4) 180 15
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $55 (1)
(3)(4) 689 59
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $15 (1)(3)(4) 1,156 12
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(3)(4) 1,232 19
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(3)(4) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)
(3)(4) 238 5
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(3)(4) 1,822 27
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(3)(4) 534 8
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(3)(4) 69 3
Third Arc Bio, Series A, Acquisition Date: 7/16/24, Cost $1 (1)
(3)(4) 285 1
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1 (1)(3)(4) 88 1
816
Corporate Bonds 3.6%
1261229 BC, 10.00%, 4/15/32 (2) 200,000 209
Advance Auto Parts, 7.375%, 8/1/33 (2) 685,000 688
Beignet Investor, 6.581%, 5/30/49 (2) 655,000 702

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Centene, 4.625%, 12/15/29  161,000 156
Civitas Resources, 9.625%, 6/15/33 (2) 96,000 103
Crescent Energy Finance, 7.375%, 1/15/33 (2) 265,000 250
CSC Holdings, 11.25%, 5/15/28 (2)(5) 605,000 529
Diamondback Energy, 4.25%, 3/15/52  214,000 168
Diamondback Energy, 5.75%, 4/18/54  461,000 440
Directv Financing, 10.00%, 2/15/31 (2) 360,000 360
DISH DBS, 7.75%, 7/1/26  210,000 207
DISH Network, 11.75%, 11/15/27 (2) 228,000 240
E.W. Scripps, 9.875%, 8/15/30 (2)(5) 170,000 162
Getty Images, 11.25%, 2/21/30 (2) 90,000 89
GPD, 12.50%, 12/31/29, (10.125%-12.50% Cash or 2.375%
PIK) (2)(6) 101,727 57
Gray Media, 5.375%, 11/15/31 (2)(5) 425,000 293
Gray Media, 9.625%, 7/15/32 (2)(5) 120,000 121
Jane Street Group, 6.75%, 5/1/33 (2) 660,000 686
Meta Platforms, 5.75%, 11/15/65  375,000 372
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 346,000 342
NGL Energy Operating, 8.125%, 2/15/29 (2) 85,000 87
NGL Energy Operating, 8.375%, 2/15/32 (2) 60,000 61
Organon, 7.875%, 5/15/34 (2) 330,000 256
PetSmart, 7.50%, 9/15/32 (2) 445,000 443
Rivian Holdings, 10.00%, 1/15/31 (2)(5) 230,000 204
Venture Global LNG, VR, 9.00% (2)(7)(8) 230,000 215
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash or 4.00%
PIK) (2)(6) 132,444 144
WULF Compute, 7.75%, 10/15/30 (2) 410,000 424
8,008
Equity Funds 0.8%
Invesco Senior Loan ETF (5) 83,700 1,749
1,749
Municipal Securities 0.7%
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (2) 365,000 366
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 1,133,332 724
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(12) 45,000 30
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(12) 370,000 244

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  270,000 203
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  80,000 73
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 48
1,692
Non-U.S. Government Mortgage-Backed Securities 0.5%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $83, 7.105%,
9/25/29 (3)(4) 82,858 83
COLT Mortgage Loan Trust, Series 2021-4, Class B1, CMO,
ARM, 3.764%, 10/25/66 (2) 100,000 80
Extended Stay America Trust, Series 2025-ESH, Class D,
ARM, 1M TSFR + 2.60%, 6.75%, 10/15/42 (2) 100,000 101
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (2) 275,000 247
NYC Commercial Mortgage Trust, Series 2025-28L, Class C,
ARM, 5.442%, 11/5/38 (2) 100,000 100
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 102
Starwood Mortgage Residential Trust, Series 2022-1, Class
M1, CMO, ARM, 3.693%, 12/25/66 (2) 205,000 160
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.271%, 6/15/39 (2) 100,000 100
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 142
1,115
Preferred Stocks 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $295 (1)
(3)(4) 300 301
301
Total United States (Cost $26,820) 28,956
UZBEKISTAN 0.3%
Government Bonds 0.3%
JSCB Agrobank, 9.25%, 10/2/29 (USD) (2) 250,000 273
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 200,000 214
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 281
Total Uzbekistan (Cost $725) 768

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 65.7%
Money Market Funds 60.7%
T. Rowe Price Government Reserve Fund, 4.12% (13)(14) 136,646,235 136,646
136,646
U.S. Treasury Obligations 5.0%
U.S. Treasury Bills, 3.692%, 4/16/26 (15) 1,000,000 983
U.S. Treasury Bills, 3.90%, 3/19/26 (15) 1,000,000 986
U.S. Treasury Bills, 3.941%, 12/26/25  1,000,000 994
U.S. Treasury Bills, 4.02%, 11/12/25 (15) 2,100,000 2,098
U.S. Treasury Bills, 4.069%, 2/19/26  1,000,000 989
U.S. Treasury Bills, 4.089%, 11/6/25  4,265,000 4,264
U.S. Treasury Bills, 4.219%, 1/22/26  1,000,000 992
11,306
Total Short-Term Investments (Cost $147,948) 147,952
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.12% (13)(14) 2,519,038 2,519
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,519
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.12% (13)(14) 3,989,078 3,989
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 3,989
Total Securities Lending Collateral (Cost $6,508) 6,508

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
3 Month Interest
Rate Swap,
4/21/26 Receive
Fixed 3.31%
at Termination,
Pay Variable
4.22% (SOFR)
at Termination,
1/16/26 @
3.31%* (1) 1 16,450 1
Goldman Sachs
S&P 500 Index,
Put, 11/21/25 @
$6,200.00 (1) 2 1,368 2
Goldman Sachs
S&P 500 Index,
Put, 11/21/25 @
$6,650.00 (1) 2 1,368 8
Morgan Stanley
S&P 500 Index,
Call, 1/16/26 @
$7,200.00 (1) 2 1,368 12
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
12/19/25 @
$95.00 (1) 29 256 2
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$196.00 (1) 18 541 1
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$198.00 (1) 9 271 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
VanEck
Semiconductor
ETF, Put,
11/21/25 @
$320.00 (1) 11 399 2
Total Options Purchased (Cost $120) 28
Total Investments in Securities
102.4% of Net Assets
(Cost $225,607) $ 230,488
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $23,144 and represents 10.3% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,475 and represents 0.7% of net assets.
(5) See Note 4. All or a portion of this security is on loan at October 31, 2025.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Issuer has failed to make a scheduled interest and/or principal payment or is in default.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(13) Seven-day yield
(14) Affiliated Companies
(15) At October 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M BBSW Six month AUD bank bill swap rate
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CZK Czech Koruna
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund

T. ROWE PRICE Multi-Strategy Total Return Fund

EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KES Kenya Shilling
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 11/19/25 @
0.73%* 1 9,500 (1)
Total Options Written (Premiums $(7)) $ (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 703 — (17) 17
Total Côte d'Ivoire (17) 17
United States 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * — — — —
JPMorgan Chase, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 35 3 2 1
Total United States 2 1
Total Bilateral Credit Default Swaps, Protection
Sold (15) 18
Total Return Swaps 0.2%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Fortescue Monthly, Receive Variable
3.120% (6M BBSW + (0.40)%) Monthly,
1/16/26 229 (15) — (15)
Citibank, Pay Underlying Reference:
Northern Star Resources Monthly,
Receive Variable 3.110% (1M ADBB +
(0.40)%) Monthly, 1/18/28 316 6 — 6
Citibank, Receive Underlying Reference:
Evolution Mining Monthly, Pay Variable
3.920% (6M BBSW + 0.40%) Monthly,
1/16/26 710 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Cochlear Monthly, Receive
Variable 3.070% (1M ADBB + (0.40)%)
Monthly, 1/16/26 546 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Downer EDI Monthly, Pay
Variable 4.020% (1M ADBB + 0.55%)
Monthly, 1/16/26 179 3 — 3
Morgan Stanley, Receive Underlying
Reference: Downer EDI Monthly, Pay
Variable 4.020% (1M ADBB + 0.55%)
Monthly, 1/20/26 597 9 — 9
UBS Investment Bank, Pay Underlying
Reference: Computershare Monthly,
Receive Variable 3.070% (1M ADBB +
(0.45)%) Monthly, 1/20/26 441 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Medibank
Monthly, Pay Variable 3.920% (1M
ADBB + 0.40%) Monthly, 1/20/26 396 3 — 3
Total Australia — (21)
Austria 0.0%
Morgan Stanley, Receive Underlying
Reference: Erste Group Bank Monthly,
Pay Variable 2.279% (EUR ESTR +
0.35%) Monthly, 1/20/26 393 24 — 24
Total Austria — 24
Belgium (0.0)%
JPMorgan Chase, Receive Underlying
Reference: UCB Monthly, Pay Variable
2.280% (EUR ESTR + 0.35%) Monthly,
1/16/26 223 (13) — (13)
Total Belgium — (13)
Canada (0.0)%
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 2.195% (CORRA + (0.30)%)
Monthly, 1/18/28 575 5 — 5
Morgan Stanley, Pay Underlying
Reference: FirstService Monthly,
Receive Variable 2.037% (CORRA +
(0.40)%) Monthly, 1/16/26 284 2 — 2
Morgan Stanley, Pay Underlying
Reference: FirstService Monthly,
Receive Variable 2.037% (CORRA +
(0.40)%) Monthly, 1/16/26 141 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: FirstService Monthly,
Receive Variable 2.058% (CORRA +
(0.40)%) Monthly, 1/16/26 144 2 — 2
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 2.105% (CORRA +
(0.40)%) Monthly, 1/19/26 770 14 — 14
Morgan Stanley, Pay Underlying
Reference: Wheaton Precious Metals
Monthly, Receive Variable 2.058%
(CORRA + (0.40)%) Monthly, 1/16/26 285 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Capstone Copper Monthly,
Pay Variable 3.055% (CORRA + 0.55%)
Monthly, 1/19/26 298 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 441 (49) — (49)
Morgan Stanley, Receive Underlying
Reference: TMX Group Monthly, Pay
Variable 3.008% (CORRA + 0.55%)
Monthly, 1/16/26 171 4 — 4
Morgan Stanley, Receive Underlying
Reference: TMX Group Monthly, Pay
Variable 3.055% (CORRA + 0.55%)
Monthly, 1/16/26 206 2 — 2
Morgan Stanley, Receive Underlying
Reference: Tourmaline Oil Monthly, Pay
Variable 3.055% (CORRA + 0.55%)
Monthly, 1/16/26 418 6 — 6
Morgan Stanley, Receive Underlying
Reference: West Fraser Timber Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 303 (35) — (35)
Total Canada — (59)
Curacao 0.0%
Bank of America, Receive Underlying
Reference: SLB Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/20/26 196 21 — 21
Total Curacao — 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 4.576%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Orsted Monthly, Pay Variable
2.327% (1M DKK CIBOR + 0.40%)
Monthly, 1/16/26 1,486 (10) — (10)
Total Denmark — (10)
Finland 0.1%
Bank of America, Pay Underlying
Reference: Elisa Monthly, Receive
Variable 1.581% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 370 6 — 6
Citibank, Receive Underlying Reference:
Neste Monthly, Pay Variable 2.329%
(EUR ESTR + 0.40%) Monthly, 1/20/26 199 26 — 26
Citibank, Receive Underlying Reference:
Stora Enso, Class R Monthly, Pay
Variable 2.329% (EUR ESTR + 0.40%)
Monthly, 1/16/26 217 34 — 34
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.279% (EUR ESTR +
0.35%) Monthly, 1/16/26 629 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.279% (EUR ESTR +
0.35%) Monthly, 1/20/26 145 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Fortum Monthly, Receive
Variable 1.579% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 147 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Mandatum Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/20/26 242 15 — 15
Total Finland — 48

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
France (0.1)%
Citibank, Pay Underlying Reference:
Dassault Aviation Monthly, Receive
Variable 1.629% (EUR ESTR + (0.30)%)
Monthly, 1/16/26 160 5 — 5
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
2.329% (EUR ESTR + 0.40%) Monthly,
1/18/28 584 (40) 1 (41)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 1.580% (EUR ESTR +
(0.35)%) Monthly, 1/16/26 707 2 — 2
Morgan Stanley, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/16/26 446 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Vinci Monthly, Pay Variable
2.279% (EUR ESTR + 0.35%) Monthly,
1/16/26 237 (10) — (10)
UBS Investment Bank, Pay Underlying
Reference: Capgemini Monthly, Receive
Variable 1.529% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 268 (29) — (29)
UBS Investment Bank, Receive
Underlying Reference: LVMH Moet
Hennessy Louis Vuitton Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/20/26 270 19 — 19
Total France 1 (61)
Germany 0.0%
Bank of America, Receive Underlying
Reference: Bayerische Motoren Werke
Monthly, Pay Variable 2.279% (EUR
ESTR + 0.35%) Monthly, 1/16/26 204 5 — 5
Citibank, Pay Underlying Reference:
Dr Ing hc F Porsche Monthly, Receive
Variable 1.629% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 179 (13) — (13)
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 1.629%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 285 18 — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Pay Variable
2.329% (EUR ESTR + 0.40%) Monthly,
1/16/26 289 (17) — (17)
JPMorgan Chase, Pay Underlying
Reference: Volkswagen Monthly,
Receive Variable 1.579% (EUR ESTR +
(0.35)%) Monthly, 1/16/26 385 — — —
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.279% (EUR ESTR + 0.35%) Monthly,
1/16/26 86 1 — 1
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.279% (EUR ESTR + 0.35%) Monthly,
1/20/26 206 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Fresenius Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/20/26 715 42 — 42
JPMorgan Chase, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 2.280% (EUR
ESTR + 0.35%) Monthly, 1/16/26 211 — — —
Morgan Stanley, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable 1.579% (EUR ESTR +
(0.35)%) Monthly, 1/16/26 878 46 — 46
Morgan Stanley, Pay Underlying
Reference: Hensoldt Monthly, Receive
Variable 1.580% (EUR ESTR + (0.35)%)
Monthly, 1/16/26 240 27 — 27
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable 1.579% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 273 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Scout24 Monthly, Receive
Variable 1.579% (EUR ESTR + (0.35)%)
Monthly, 1/16/26 213 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.279% (EUR ESTR + 0.35%) Monthly,
1/20/26 326 (51) — (51)
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.529% (EUR ESTR + (0.40)%)
Monthly, 1/16/26 214 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Bayer Monthly,
Pay Variable 2.279% (EUR ESTR +
0.35%) Monthly, 1/16/26 139 (3) — (3)
Total Germany — 47
Ireland (0.0)%
Goldman Sachs, Receive Underlying
Reference: Kingspan Group Monthly,
Pay Variable 2.329% (EUR ESTR +
0.40%) Monthly, 1/16/26 174 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 515 18 — 18
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.640% (SOFR + 0.40%) Monthly,
1/20/26 713 (54) — (54)
Total Ireland — (52)
Israel 0.0%
Morgan Stanley, Receive Underlying
Reference: CyberArk Software Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 210 13 — 13
Total Israel — 13
Italy (0.0)%
Morgan Stanley, Pay Underlying
Reference: FinecoBank Banca Fineco
Monthly, Receive Variable 1.579% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 456 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.579% (EUR ESTR +
(0.35)%) Monthly, 1/16/26 896 (36) — (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Generali Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/20/26 565 7 — 7
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.279% (EUR ESTR + 0.35%)
Monthly, 1/20/26 581 14 — 14
Total Italy — (44)
Japan 0.1%
Citibank, Pay Underlying Reference:
Murata Manufacturing Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 46,432 (56) — (56)
Citibank, Pay Underlying Reference:
Ryohin Keikaku Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/16/26 32,430 (36) — (36)
Citibank, Receive Underlying Reference:
FUJIFILM Holdings Monthly, Pay
Variable 0.857% (JPY TONA + 0.38%)
Monthly, 1/20/26 79,337 (8) — (8)
Citibank, Receive Underlying Reference:
Olympus Monthly, Pay Variable 0.857%
(JPY TONA + 0.38%) Monthly, 1/16/26 26,473 2 — 2
Citibank, Receive Underlying Reference:
Sumitomo Mitsui Trust Group Monthly,
Pay Variable 0.857% (JPY TONA +
0.38%) Monthly, 1/20/26 76,545 9 — 9
Citibank, Receive Underlying Reference:
T&D Holdings Monthly, Pay Variable
0.857% (JPY TONA + 0.38%) Monthly,
1/16/26 63,571 (27) — (27)
Goldman Sachs, Pay Underlying
Reference: SMC Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/16/26 36,309 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Lasertec Monthly, Pay
Variable 0.847% (JPY TONA + 0.37%)
Monthly, 1/16/26 40,166 90 — 90

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.847% (JPY TONA + 0.37%) Monthly,
1/16/26 70,466 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Bandai Namco Holdings
Monthly, Receive Variable 0.057% (JPY
TONA + (0.42)%) Monthly, 1/16/26 37,501 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Central Japan Railway
Monthly, Receive Variable 0.057% (JPY
TONA + (0.42)%) Monthly, 1/20/26 43,738 33 — 33
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/16/26 12,747 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 41,758 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Konami Group Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/16/26 39,366 (46) — (46)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 52,891 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: NIDEC Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 34,283 57 — 57
Morgan Stanley, Pay Underlying
Reference: Nomura Research Institute
Monthly, Receive Variable 0.057% (JPY
TONA + (0.42)%) Monthly, 1/20/26 38,465 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: NTT Monthly, Receive
Variable (0.045)% (JPY TONA +
(0.42)%) Monthly, 1/20/26 36,886 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 49,085 (26) — (26)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/16/26 39,501 (60) — (60)
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 48,480 4 — 4
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable 0.057%
(JPY TONA + (0.42)%) Monthly, 1/20/26 40,361 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Sysmex Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/16/26 59,278 5 — 5
Morgan Stanley, Pay Underlying
Reference: Terumo Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 72,066 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Ajinomoto Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 79,323 25 — 25
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 36,530 1 — 1
Morgan Stanley, Receive Underlying
Reference: Hoya Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/16/26 62,307 71 — 71
Morgan Stanley, Receive Underlying
Reference: Japan Tobacco Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 49,773 28 — 28
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 11,790 4 — 4
Morgan Stanley, Receive Underlying
Reference: Kyushu Railway Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 64,136 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: M3 Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/16/26 57,460 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 44,117 30 — 30
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 66,929 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: NEC Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 36,503 41 — 41
Morgan Stanley, Receive Underlying
Reference: ORIX Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/16/26 74,685 8 — 8
Morgan Stanley, Receive Underlying
Reference: Otsuka Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 52,033 15 — 15
Morgan Stanley, Receive Underlying
Reference: Rakuten Bank Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/16/26 39,725 17 — 17
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 23,211 — — —
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 9,284 — — —
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 48,590 21 — 21
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 33,024 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 49,441 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: SoftBank Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 74,025 26 — 26
Morgan Stanley, Receive Underlying
Reference: Sumitomo Realty &
Development Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 60,042 2 — 2
Morgan Stanley, Receive Underlying
Reference: Tsuruha Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 260 — — —
Morgan Stanley, Receive Underlying
Reference: Tsuruha Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 792 — — —
Morgan Stanley, Receive Underlying
Reference: Tsuruha Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/16/26 32,956 14 — 14
Morgan Stanley, Receive Underlying
Reference: Tsuruha Holdings Monthly,
Pay Variable 1.010% (JPY TONA +
0.53%) Monthly, 1/16/26 1,068 — — —
UBS Investment Bank, Pay Underlying
Reference: Dai-ichi Life Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 63,808 12 — 12
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/16/26 17,127 (10) — (10)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 13,972 (11) — (11)
UBS Investment Bank, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable 0.077% (JPY TONA +
(0.40)%) Monthly, 1/20/26 57,876 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Sony Financial Group
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/16/26 32,742 2 — 2
UBS Investment Bank, Pay Underlying
Reference: Suntory Beverage & Food
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 65,974 2 — 2
UBS Investment Bank, Pay Underlying
Reference: Tokio Marine Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/16/26 42,245 8 — 8
UBS Investment Bank, Pay Underlying
Reference: Tokio Marine Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/16/26 42,669 10 — 10
UBS Investment Bank, Pay Underlying
Reference: Tokio Marine Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/16/26 38,364 20 — 20
UBS Investment Bank, Receive
Underlying Reference: Eisai Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/16/26 54,982 (9) — (9)
UBS Investment Bank, Receive
Underlying Reference: Hitachi Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 98,046 123 — 123
UBS Investment Bank, Receive
Underlying Reference: KDDI Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 29,171 12 — 12
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 41,202 (6) — (6)
UBS Investment Bank, Receive
Underlying Reference: Nitori Holdings
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/16/26 29,777 (4) — (4)
UBS Investment Bank, Receive
Underlying Reference: Optex Group
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 29,440 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Toyota Motor
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 65,596 25 — 25
Total Japan — 268
Netherlands 0.0%
Goldman Sachs, Receive Underlying
Reference: Universal Music Group
Monthly, Pay Variable 2.329% (EUR
ESTR + 0.40%) Monthly, 1/20/26 208 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Euronext Monthly, Receive
Variable 1.579% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 196 6 — 6
Morgan Stanley, Pay Underlying
Reference: Koninklijke Philips Monthly,
Receive Variable 1.579% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 149 1 — 1
Total Netherlands — 3
Norway 0.0%
Citibank, Pay Underlying Reference:
Kongsberg Gruppen Monthly, Receive
Variable 3.710% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 2,193 44 — 44
Morgan Stanley, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 3.720% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 2,396 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 3.720% (1M NOK
NIBOR + (0.35)%) Monthly, 1/16/26 1,048 2 — 2
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 3.720% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 740 1 — 1
Total Norway — 42
Portugal 0.0%
Morgan Stanley, Receive Underlying
Reference: Banco Comercial Portugues,
Class R Monthly, Pay Variable 2.279%
(EUR ESTR + 0.35%) Monthly, 1/20/26 257 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.279% (EUR ESTR +
0.35%) Monthly, 1/20/26 212 22 — 22
Total Portugal — 24
Spain 0.1%
Citibank, Pay Underlying Reference:
Iberdrola Monthly, Receive Variable
1.629% (EUR ESTR + (0.30)%) Monthly,
1/16/26 146 (12) — (12)
JPMorgan Chase, Receive Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Pay Variable 2.279%
(EUR ESTR + 0.35%) Monthly, 1/16/26 861 103 — 103
Total Spain — 91
Sweden 0.0%
Citibank, Pay Underlying Reference:
Svenska Cellulosa, Class B Monthly,
Receive Variable 1.551% (1M SEK
STIBOR + (0.35)%) Monthly, 1/16/26 4,101 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Boliden Monthly, Receive
Variable 1.635% (1M SEK STIBOR +
(0.35)%) Monthly, 1/16/26 1,541 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 2.294% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 3,170 29 — 29
Morgan Stanley, Receive Underlying
Reference: NOBA Bank Group Monthly,
Pay Variable 2.313% (1M SEK STIBOR
+ 0.35%) Monthly, 1/16/26 1,199 4 — 4
Morgan Stanley, Receive Underlying
Reference: Saab, Class B Monthly, Pay
Variable 2.335% (1M SEK STIBOR +
0.35%) Monthly, 1/16/26 1,512 4 — 4
UBS Investment Bank, Pay Underlying
Reference: Hexagon, Class B Monthly,
Receive Variable 1.501% (1M SEK
STIBOR + (0.40)%) Monthly, 1/20/26 3,436 (2) — (2)
Total Sweden — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Switzerland 0.0%
Bank of America, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable (0.390)% (SARON +
(0.35)%) Monthly, 1/16/26 183 (35) — (35)
Citibank, Pay Underlying Reference:
Sika Monthly, Receive Variable (0.464)%
(1M CHF LIBOR + (0.42)%) Monthly,
1/20/26 186 21 — 21
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.354%
(SARON + 0.40%) Monthly, 1/20/26 252 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Alcon Monthly, Receive
Variable (0.458)% (SARON + (0.41)%)
Monthly, 1/16/26 1,181 4 — 4
Morgan Stanley, Pay Underlying
Reference: Novartis Monthly, Receive
Variable (0.456)% (SARON + (0.41)%)
Monthly, 1/16/26 260 15 — 15
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 0.244% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 69 — — —
Morgan Stanley, Receive Underlying
Reference: Straumann Holding Monthly,
Pay Variable 0.241% (SARON + 0.29%)
Monthly, 1/16/26 65 6 — 6
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 0.306% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 147 (4) — (4)
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 0.306% (SARON
+ 0.35%) Monthly, 1/16/26 94 (3) — (3)
Total Switzerland — —
United Kingdom 0.1%
Bank of America, Pay Underlying
Reference: Fresnillo Monthly, Receive
Variable 3.622% (GBP SONIA +
(0.35)%) Monthly, 1/16/26 190 38 — 38

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Unilever Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 234 (3) — (3)
Citibank, Pay Underlying Reference:
Prudential Monthly, Receive Variable
3.663% (GBP SONIA + (0.31)%)
Monthly, 1/16/26 417 (3) — (3)
Citibank, Receive Underlying Reference:
BAE Systems Monthly, Pay Variable
4.363% (GBP SONIA + 0.39%) Monthly,
1/16/26 242 (24) — (24)
Goldman Sachs, Pay Underlying
Reference: Admiral Group Monthly,
Receive Variable 3.621% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 847 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.352% (GBP SONIA + 0.38%)
Monthly, 1/17/26 227 21 — 21
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 4.352% (GBP SONIA + 0.38%)
Monthly, 1/20/26 301 — — —
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.352% (GBP SONIA +
0.38%) Monthly, 1/20/26 253 28 — 28
JPMorgan Chase, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.322% (GBP SONIA + 0.35%) Monthly,
1/20/26 414 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: HSBC Holdings Monthly,
Receive Variable 3.662% (GBP SONIA +
(0.31)%) Monthly, 1/16/26 386 (37) — (37)
Morgan Stanley, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.362% (GBP SONIA + 0.39%) Monthly,
1/20/26 261 19 — 19
Total United Kingdom — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States (0.1)%
Bank of America, Pay Underlying
Reference: Axon Enterprise Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/20/26 233 (31) — (31)
Bank of America, Pay Underlying
Reference: Biogen Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/20/26 276 (20) — (20)
Bank of America, Pay Underlying
Reference: Constellation Brands, Class
A Monthly, Receive Variable 3.940%
(SOFR + (0.30)%) Monthly, 1/20/26 214 10 — 10
Bank of America, Pay Underlying
Reference: Deckers Outdoor Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/20/26 368 58 — 58
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/20/26 326 (6) — (6)
Bank of America, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/20/26 208 (24) — (24)
Bank of America, Pay Underlying
Reference: GE Vernova Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/16/26 440 23 — 23
Bank of America, Pay Underlying
Reference: Honeywell International
Monthly, Receive Variable 3.970%
(SOFR + (0.30)%) Monthly, 1/19/28 342 (19) — (19)
Bank of America, Pay Underlying
Reference: Microchip Technology
Monthly, Receive Variable 3.940%
(SOFR + (0.30)%) Monthly, 1/16/26 312 14 — 14
Bank of America, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/16/26 353 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Rockwell Automation
Monthly, Receive Variable 3.963%
(SOFR + (0.30)%) Monthly, 1/18/28 920 (48) — (48)
Bank of America, Pay Underlying
Reference: Solstice Advanced Materials
Monthly, Receive Variable 3.970%
(SOFR + (0.30)%) Monthly, 1/19/28 21 1 — 1
Bank of America, Pay Underlying
Reference: Travelers Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/20/26 748 4 — 4
Bank of America, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 4.540% (SOFR +
0.30%) Monthly, 1/16/26 358 (10) — (10)
Bank of America, Receive Underlying
Reference: Arista Networks Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 611 60 — 60
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 411 (1) — (1)
Bank of America, Receive Underlying
Reference: Cardinal Health Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 292 65 — 65
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/20/26 409 46 — 46
Bank of America, Receive Underlying
Reference: Estee Lauder, Class A
Monthly, Pay Variable 4.540% (SOFR +
0.30%) Monthly, 1/16/26 293 4 — 4
Bank of America, Receive Underlying
Reference: Federal Realty Investment
Trust Monthly, Pay Variable 4.740%
(SOFR + 0.50%) Monthly, 1/16/26 329 (8) — (8)
Bank of America, Receive Underlying
Reference: Gilead Sciences Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 478 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 298 16 — 16
Bank of America, Receive Underlying
Reference: Motorola Solutions Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 529 (40) — (40)
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 496 12 — 12
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/16/26 198 (3) — (3)
Bank of America, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 206 5 — 5
Bank of America, Receive Underlying
Reference: Tradeweb Markets, Class A
Monthly, Pay Variable 4.581% (SOFR +
0.30%) Monthly, 1/18/28 96 (4) — (4)
Citibank, Pay Underlying Reference:
Analog Devices Monthly, Receive
Variable 4.043% (SOFR + (0.18)%)
Monthly, 1/16/26 171 3 — 3
Citibank, Pay Underlying Reference:
Analog Devices Monthly, Receive
Variable 4.101% (SOFR + (0.18)%)
Monthly, 1/18/28 426 16 — 16
Citibank, Pay Underlying Reference:
AT&T Monthly, Receive Variable 4.064%
(SOFR + (0.18)%) Monthly, 1/18/28 1,399 61 — 61
Citibank, Pay Underlying Reference:
Cboe Global Markets Monthly, Receive
Variable 4.043% (SOFR + (0.18)%)
Monthly, 1/16/26 524 (8) — (8)
Citibank, Pay Underlying Reference:
Hershey Monthly, Receive Variable
4.043% (SOFR + (0.18)%) Monthly,
1/16/26 186 25 — 25

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Morgan Stanley Monthly, Receive
Variable 4.064% (SOFR + (0.18)%)
Monthly, 1/18/28 196 (13) — (13)
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
4.043% (SOFR + (0.18)%) Monthly,
1/16/26 362 19 — 19
Citibank, Pay Underlying Reference:
Salesforce Monthly, Receive Variable
4.043% (SOFR + (0.18)%) Monthly,
1/16/26 406 (33) — (33)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 4.043% (SOFR + (0.18)%)
Monthly, 1/16/26 256 32 — 32
Citibank, Pay Underlying Reference:
Wells Fargo Monthly, Receive Variable
4.043% (SOFR + (0.18)%) Monthly,
1/16/26 822 (72) — (72)
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
4.643% (SOFR + 0.42%) Monthly,
1/16/26 340 (1) — (1)
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
4.643% (SOFR + 0.42%) Monthly,
1/16/26 612 (34) — (34)
Citibank, Receive Underlying Reference:
Datadog, Class A Monthly, Pay Variable
4.643% (SOFR + 0.42%) Monthly,
1/16/26 918 (10) — (10)
Citibank, Receive Underlying Reference:
Dayforce Monthly, Pay Variable 4.643%
(SOFR + 0.42%) Monthly, 1/16/26 233 — — —
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 4.643%
(SOFR + 0.42%) Monthly, 1/20/26 235 (13) — (13)
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 4.643% (SOFR + 0.42%)
Monthly, 1/20/26 243 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Southern Copper Monthly, Pay Variable
4.643% (SOFR + 0.42%) Monthly,
1/16/26 535 24 — 24
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 3.940%
(SOFR + (0.30)%) Monthly, 1/20/26 414 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Amgen Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/16/26 268 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Capital One Financial
Monthly, Receive Variable 3.940%
(SOFR + (0.30)%) Monthly, 1/16/26 232 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: International Flavors &
Fragrances Monthly, Receive Variable
3.940% (SOFR + (0.30)%) Monthly,
1/16/26 251 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/16/26 317 (27) — (27)
Goldman Sachs, Pay Underlying
Reference: Live Nation Entertainment
Monthly, Receive Variable 3.940%
(SOFR + (0.30)%) Monthly, 1/16/26 238 9 — 9
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 4.910%
(SOFR + 0.67%) Monthly, 1/16/26 704 (13) — (13)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 4.910%
(SOFR + 0.67%) Monthly, 1/20/26 18,804 (359) — (359)
Goldman Sachs, Pay Underlying
Reference: Omnicom Group Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/20/26 1,861 104 — 104
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/20/26 435 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Target Monthly, Receive
Variable 3.940% (SOFR + (0.30)%)
Monthly, 1/20/26 181 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Target Monthly, Receive
Variable 3.981% (SOFR + (0.30)%)
Monthly, 1/18/28 93 4 — 4
Goldman Sachs, Pay Underlying
Reference: Uber Technologies Monthly,
Receive Variable 3.956% (SOFR +
(0.30)%) Monthly, 1/18/28 176 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Universal Health Services,
Class B Monthly, Receive Variable
3.956% (SOFR + (0.30)%) Monthly,
1/18/28 313 (15) — (15)
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 3.940% (SOFR +
(0.30)%) Monthly, 1/20/26 300 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Baker Hughes Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 245 21 — 21
Goldman Sachs, Receive Underlying
Reference: BXP Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/16/26 388 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Carvana Monthly, Pay
Variable 4.571% (SOFR + 0.30%)
Monthly, 1/18/28 49 (8) — (8)
Goldman Sachs, Receive Underlying
Reference: Carvana Monthly, Pay
Variable 4.581% (SOFR + 0.30%)
Monthly, 1/18/28 118 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 295 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 420 (11) — (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 230 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Esab Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/16/26 174 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 264 6 — 6
Goldman Sachs, Receive Underlying
Reference: Fortive Monthly, Pay Variable
4.540% (SOFR + 0.30%) Monthly,
1/20/26 402 15 — 15
Goldman Sachs, Receive Underlying
Reference: Interpublic Group Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 1,845 (98) — (98)
Goldman Sachs, Receive Underlying
Reference: McDonald's Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/16/26 248 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 4.950% (SOFR +
0.71%) Monthly, 1/16/26 720 13 — 13
Goldman Sachs, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 4.950% (SOFR +
0.71%) Monthly, 1/20/26 92 2 — 2
Goldman Sachs, Receive Underlying
Reference: Phillips 66 Monthly, Pay
Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 274 13 — 13
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 4.540% (SOFR + 0.30%)
Monthly, 1/20/26 268 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: AbbVie at Maturity, Receive
Variable 4.001% (SOFR + (0.30)%) at
Maturity, 11/17/25 78 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: BHP Billiton Finance USA
at Maturity, Receive Variable 4.001%
(SOFR + (0.30)%) at Maturity, 11/17/25 79 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: Citigroup at Maturity,
Receive Variable 4.001% (SOFR +
(0.30)%) at Maturity, 11/17/25 79 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: Deere at Maturity, Receive
Variable 4.001% (SOFR + (0.30)%) at
Maturity, 11/17/25 72 (2) (1) (1)
JPMorgan Chase, Pay Underlying
Reference: Halliburton Monthly, Receive
Variable 3.990% (SOFR + (0.25)%)
Monthly, 1/16/26 226 (45) — (45)
JPMorgan Chase, Pay Underlying
Reference: Johnson & Johnson at
Maturity, Receive Variable 4.001%
(SOFR + (0.30)%) at Maturity, 11/17/25 75 (3) (1) (2)
JPMorgan Chase, Pay Underlying
Reference: MetLife at Maturity, Receive
Variable 4.001% (SOFR + (0.30)%) at
Maturity, 11/17/25 75 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: Morgan Stanley at Maturity,
Receive Variable 4.001% (SOFR +
(0.30)%) at Maturity, 11/17/25 79 (4) (1) (3)
JPMorgan Chase, Pay Underlying
Reference: Oracle at Maturity, Receive
Variable 4.001% (SOFR + (0.30)%) at
Maturity, 11/17/25 74 2 — 2
JPMorgan Chase, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 3.990% (SOFR + (0.25)%)
Monthly, 1/20/26 504 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 3.990% (SOFR +
(0.25)%) Monthly, 1/20/26 709 (19) — (19)
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 4.390% (SOFR + 0.35%)
Monthly, 1/16/26 66 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 4.620% (SOFR + 0.35%)
Monthly, 1/16/26 48 — — —
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 4.620% (SOFR + 0.35%)
Monthly, 1/16/26 49 — — —
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
4.590% (SOFR + 0.35%) Monthly,
1/20/26 32 — — —
JPMorgan Chase, Receive Underlying
Reference: CoinShares Bitcoin Mining
ETF Monthly, Pay Variable 4.590%
(SOFR + 0.35%) Monthly, 1/16/26 370 (49) — (49)
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 4.590% (SOFR + 0.35%)
Monthly, 1/20/26 227 (20) — (20)
JPMorgan Chase, Receive Underlying
Reference: Exelon Monthly, Pay Variable
4.590% (SOFR + 0.35%) Monthly,
1/20/26 419 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 4.590% (SOFR + 0.35%)
Monthly, 1/20/26 389 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: PTC Monthly, Pay Variable
4.590% (SOFR + 0.35%) Monthly,
1/20/26 650 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: 3M Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 298 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/16/26 203 6 — 6
Morgan Stanley, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 232 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: APA Monthly, Receive
Variable 4.003% (SOFR + (0.20)%)
Monthly, 1/16/26 161 5 — 5
Morgan Stanley, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/16/26 205 22 — 22
Morgan Stanley, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 322 14 — 14
Morgan Stanley, Pay Underlying
Reference: Cooper Cos Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/16/26 391 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 501 23 — 23
Morgan Stanley, Pay Underlying
Reference: Coterra Energy Monthly,
Receive Variable 4.081% (SOFR +
(0.20)%) Monthly, 1/16/26 164 — — —
Morgan Stanley, Pay Underlying
Reference: Eli Lilly Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/16/26 385 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 605 15 — 15
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 4.040%
(SOFR + (0.20)%) Monthly, 1/20/26 763 81 — 81
Morgan Stanley, Pay Underlying
Reference: Fair Isaac Monthly, Receive
Variable 4.070% (SOFR + (0.20)%)
Monthly, 1/16/26 253 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 522 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 179 7 — 7
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 246 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 221 28 — 28
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.081%
(SOFR + (0.20)%) Monthly, 1/16/26 118 — — —
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 148 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 240 — — —
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/16/26 375 5 — 5
Morgan Stanley, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 322 9 — 9
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/16/26 323 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Roper Technologies Monthly,
Receive Variable 4.070% (SOFR +
(0.20)%) Monthly, 1/16/26 312 1 — 1
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Index Monthly, Receive Variable 4.090%
(SOFR + (0.15)%) Monthly, 1/16/26 551 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Index Monthly, Receive Variable 4.090%
(SOFR + (0.15)%) Monthly, 1/20/26 289 5 — 5
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 321 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.081% (SOFR + (0.20)%)
Monthly, 1/16/26 173 1 — 1
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 297 10 — 10
Morgan Stanley, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 4.040% (SOFR +
(0.20)%) Monthly, 1/20/26 225 12 — 12
Morgan Stanley, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 4.040%
(SOFR + (0.20)%) Monthly, 1/20/26 143 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 488 16 — 16
Morgan Stanley, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.040% (SOFR + (0.20)%)
Monthly, 1/20/26 422 42 — 42
Morgan Stanley, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 4.040%
(SOFR + (0.20)%) Monthly, 1/20/26 410 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: W R Berkley Monthly,
Receive Variable 4.065% (SOFR +
(0.20)%) Monthly, 1/16/26 711 36 — 36
Morgan Stanley, Pay Underlying
Reference: W R Berkley Monthly,
Receive Variable 4.081% (SOFR +
(0.20)%) Monthly, 1/16/26 599 30 — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 284 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Altaba, EC Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 — 13 — 13
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 309 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 349 32 — 32
Morgan Stanley, Receive Underlying
Reference: American International Group
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/16/26 337 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 765 16 — 16
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 679 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Block Monthly, Pay Variable
4.640% (SOFR + 0.40%) Monthly,
1/16/26 171 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 237 12 — 12
Morgan Stanley, Receive Underlying
Reference: Caterpillar Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 718 59 — 59
Morgan Stanley, Receive Underlying
Reference: Centene Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 195 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Cigna Monthly, Pay Variable
4.681% (SOFR + 0.40%) Monthly,
1/16/26 119 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Consolidated Edison
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 277 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Crowdstrike Holdings, Class
A Monthly, Pay Variable 4.640% (SOFR
+ 0.40%) Monthly, 1/16/26 336 36 — 36
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.640% (SOFR + 0.40%) Monthly,
1/20/26 389 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: CVS Health Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 424 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 280 12 — 12
Morgan Stanley, Receive Underlying
Reference: DTE Energy Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 329 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: elf Beauty Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 173 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Entergy Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 617 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Equinix Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 642 17 — 17
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 166 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 363 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: GoDaddy, Class A Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 305 6 — 6
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 230 (41) — (41)
Morgan Stanley, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 589 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Marsh & McLennan Monthly,
Pay Variable 4.681% (SOFR + 0.40%)
Monthly, 1/16/26 165 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.671% (SOFR + 0.40%)
Monthly, 1/16/26 249 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
4.640% (SOFR + 0.40%) Monthly,
1/20/26 324 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 318 39 — 39
Morgan Stanley, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 837 38 — 38
Morgan Stanley, Receive Underlying
Reference: Pershing Square, EC
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 173 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 197 25 — 25
Morgan Stanley, Receive Underlying
Reference: Sempra Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 212 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Teradyne Monthly, Pay
Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 281 81 — 81
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 344 25 — 25
Morgan Stanley, Receive Underlying
Reference: Tyson Foods, Class A
Monthly, Pay Variable 4.670% (SOFR +
0.40%) Monthly, 1/16/26 334 — — —
Morgan Stanley, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/20/26 305 1 — 1
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 172 7 — 7
Morgan Stanley, Receive Underlying
Reference: WW Grainger Monthly,
Pay Variable 4.640% (SOFR + 0.40%)
Monthly, 1/16/26 635 13 — 13
Morgan Stanley, Receive Underlying
Reference: Xylem Monthly, Pay Variable
4.640% (SOFR + 0.40%) Monthly,
1/20/26 323 11 — 11
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 4.640% (SOFR +
0.40%) Monthly, 1/20/26 253 (21) — (21)
Total United States (3) (33)
Total Bilateral Total Return Swaps (2) 318
Total Bilateral Swaps (17) 336

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.2)%
United States (0.2)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (33) (8) (25)
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 675 (7) 5 (12)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 3,242 (235) (125) (110)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 1,232 (96) (73) (23)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 338 (2) 2 (4)
Total United States (174)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (174)
Credit Default Swaps, Protection Sold 0.3%
United States 0.3%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 159 8 8 —
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 100 6 4 2
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 2,156 175 152 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/30 3,502 274 287 (13)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 7,005 162 165 (3)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 708 6 9 (3)
Total United States 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6
Interest Rate Swaps (0.1)%
Australia 0.0%
5 Year Interest Rate Swap, Pay Fixed
3.864% Semi-Annually, Receive Variable
3.732% (6M BBSW) Semi-Annually,
10/15/30 2,900 7 — 7
Total Australia 7
United States (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 3.209% Annually, Pay Variable
4.225% (SOFR) Annually, 10/20/30 3,794 (34) — (34)
5 Year Interest Rate Swap, Receive
Fixed 3.273% Annually, Pay Variable
4.211% (SOFR) Annually, 10/28/30 1,894 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
3.728% Annually, Receive Variable
4.323% (SOFR) Annually, 7/2/35 1,055 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
3.988% Annually, Receive Variable
4.341% (SOFR) Annually, 5/15/35 4,051 (104) — (104)
30 Year Interest Rate Swap, Pay Fixed
3.835% Annually, Receive Variable
4.225% (SOFR) Annually, 10/20/55 974 19 — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.855% Annually, Receive Variable
4.211% (SOFR) Annually, 10/28/55 485 8 — 8
Total United States (126)
Total Centrally Cleared Interest Rate Swaps (119)
Total Centrally Cleared Swaps (287)
Net payments (receipts) of variation margin to date 295
Variation margin receivable (payable) on centrally cleared swaps $ 8
* Credit ratings as of October 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/4/25 USD 601 HUF 200,773 $ 5
Bank of America 11/4/25 USD 3,122 SGD 4,017 35
Bank of America 11/5/25 JPY 435,031 USD 2,931 (107)
Bank of America 11/5/25 USD 711 JPY 105,586 26
Bank of America 11/21/25 AUD 1,263 USD 827 (1)
Bank of America 11/21/25 EUR 1,255 USD 1,455 (7)
Bank of America 11/21/25 GBP 515 USD 683 (6)
Bank of America 11/21/25 USD 723 EUR 620 8
Bank of America 11/21/25 USD 827 GBP 623 9
Bank of America 12/5/25 COP 1,464,675 USD 371 7
Bank of America 12/5/25 MYR 3,898 USD 931 1
Bank of America 12/5/25 USD 527 MYR 2,207 —
Bank of America 12/5/25 USD 631 PHP 36,098 16
Barclays Bank 11/4/25 IDR 4,569,784 USD 275 —
Barclays Bank 11/4/25 USD 641 AUD 980 (1)
Barclays Bank 11/4/25 USD 275 IDR 4,569,784 —
Barclays Bank 11/4/25 USD 888 TRY 37,379 2
Barclays Bank 11/4/25 USD 1,092 ZAR 18,850 5
Barclays Bank 11/4/25 USD 655 ZAR 11,368 —
Barclays Bank 11/4/25 ZAR 38,516 USD 2,227 (6)
Barclays Bank 11/7/25 INR 4,331 USD 49 —
Barclays Bank 11/7/25 USD 776 INR 68,941 (1)
Barclays Bank 11/21/25 GBP 16 USD 22 (1)
Barclays Bank 11/21/25 USD 697 GBP 520 14
Barclays Bank 12/2/25 AUD 980 USD 641 1
Barclays Bank 12/2/25 TRY 37,379 USD 868 (2)
Barclays Bank 12/2/25 USD 275 IDR 4,569,784 —
BNP Paribas 11/4/25 USD 1,095 HUF 362,866 17
BNP Paribas 11/4/25 USD 1,624 MYR 6,808 (2)
BNP Paribas 11/14/25 USD 1,054 CHF 835 14
BNP Paribas 11/14/25 USD 830 CZK 17,467 3
BNP Paribas 11/21/25 USD 342 GBP 255 7
BNP Paribas 12/2/25 BRL 3,549 USD 655 (1)
BNY Mellon 11/21/25 EUR 245 USD 284 (2)
BNY Mellon 11/21/25 USD 349 EUR 300 3
Canadian Imperial Bank
of Commerce 11/4/25 USD 4,445 CNH 31,630 4
Canadian Imperial Bank
of Commerce 11/14/25 USD 698 NZD 1,210 5
Citibank 11/3/25 EGP 81,901 USD 1,664 68

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/3/25 USD 1,694 EGP 81,901 $ (38)
Citibank 11/4/25 EGP 22,737 USD 464 17
Citibank 11/4/25 EGP 22,737 USD 481 (1)
Citibank 11/4/25 ILS 1,908 USD 576 10
Citibank 11/4/25 SGD 3,048 USD 2,355 (12)
Citibank 11/4/25 USD 481 EGP 22,737 1
Citibank 11/4/25 USD 479 EGP 22,737 (2)
Citibank 11/4/25 USD 853 ILS 2,829 (15)
Citibank 11/7/25 KES 7,108 USD 55 —
Citibank 11/7/25 NGN 173,738 USD 111 10
Citibank 11/7/25 ZMW 1,134 USD 47 4
Citibank 11/14/25 KZT 28,302 USD 51 2
Citibank 11/14/25 NGN 781,849 USD 533 14
Citibank 11/14/25 NZD 605 USD 349 (2)
Citibank 11/14/25 USD 352 JPY 53,435 5
Citibank 11/14/25 USD 209 RSD 21,230 —
Citibank 11/21/25 GBP 785 USD 1,042 (11)
Citibank 12/2/25 EGP 22,737 USD 475 1
Citibank 12/2/25 USD 2,360 SGD 3,048 12
Citibank 12/5/25 PHP 23,476 USD 405 (5)
Citibank 12/5/25 UAH 589 USD 14 —
Citibank 12/11/25 EGP 1,897 USD 38 2
Deutsche Bank 11/4/25 BRL 5,800 USD 1,077 —
Deutsche Bank 11/4/25 CNH 31,630 USD 4,448 (6)
Deutsche Bank 11/4/25 USD 1,078 BRL 5,800 1
Deutsche Bank 11/7/25 CLP 254,507 USD 261 9
Deutsche Bank 11/7/25 INR 46,141 USD 519 —
Deutsche Bank 11/7/25 UAH 2,237 USD 52 1
Deutsche Bank 12/2/25 BRL 372 USD 67 2
Deutsche Bank 12/2/25 USD 1,976 BRL 11,051 (62)
Deutsche Bank 12/2/25 USD 3,599 CNH 25,542 6
Goldman Sachs 11/4/25 BRL 16,343 USD 3,057 (23)
Goldman Sachs 11/4/25 THB 50,720 USD 1,554 16
Goldman Sachs 11/4/25 TWD 32,174 USD 1,048 (1)
Goldman Sachs 11/4/25 USD 3,035 BRL 16,343 1
Goldman Sachs 11/4/25 USD 1,063 TWD 32,174 17
Goldman Sachs 11/7/25 INR 51,891 USD 584 1
Goldman Sachs 11/7/25 USD 334 CLP 321,675 (7)
Goldman Sachs 11/21/25 GBP 1,035 USD 1,402 (42)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 11/21/25 USD 356 GBP 265 $ 8
Goldman Sachs 12/2/25 BRL 147 USD 27 —
Goldman Sachs 12/2/25 BRL 657 USD 122 (1)
Goldman Sachs 12/2/25 USD 104 BRL 563 —
Goldman Sachs 12/2/25 USD 1,555 THB 50,720 (17)
Goldman Sachs 12/4/25 USD 488 THB 15,441 9
Goldman Sachs 12/4/25 USD 1,075 THB 34,803 (4)
Goldman Sachs 12/5/25 USD 11 COP 44,647 (1)
HSBC Bank 11/4/25 AUD 1,312 USD 858 —
HSBC Bank 11/4/25 GBP 525 USD 706 (16)
HSBC Bank 11/4/25 MYR 5,722 USD 1,357 10
HSBC Bank 11/5/25 USD 2,958 JPY 435,031 134
HSBC Bank 11/7/25 USD 407 CLP 397,996 (15)
HSBC Bank 11/7/25 USD 125 IDR 2,095,245 (1)
HSBC Bank 11/14/25 AUD 1,035 USD 679 (1)
HSBC Bank 11/14/25 PLN 600 USD 163 (1)
HSBC Bank 11/14/25 USD 677 AUD 1,035 (1)
HSBC Bank 11/21/25 USD 951 AUD 1,473 (13)
HSBC Bank 11/21/25 USD 356 GBP 265 8
HSBC Bank 12/2/25 USD 1,358 MYR 5,722 (9)
HSBC Bank 12/5/25 MYR 1,440 USD 343 2
JPMorgan Chase 11/3/25 EGP 25,403 USD 537 —
JPMorgan Chase 11/3/25 USD 533 EGP 25,403 (5)
JPMorgan Chase 11/4/25 MYR 1,086 USD 257 2
JPMorgan Chase 11/4/25 USD 704 HUF 236,118 2
JPMorgan Chase 11/4/25 USD 1,279 MXN 23,747 2
JPMorgan Chase 11/7/25 CLP 293,596 USD 304 8
JPMorgan Chase 11/7/25 INR 966 USD 11 —
JPMorgan Chase 11/7/25 PEN 620 USD 183 1
JPMorgan Chase 11/7/25 USD 286 CLP 279,597 (11)
JPMorgan Chase 11/7/25 USD 55 KES 7,108 —
JPMorgan Chase 11/7/25 USD 116 NGN 173,738 (5)
JPMorgan Chase 11/7/25 USD 54 UAH 2,237 —
JPMorgan Chase 11/7/25 USD 48 ZMW 1,134 (3)
JPMorgan Chase 11/13/25 TRY 27,418 USD 639 6
JPMorgan Chase 11/14/25 PLN 919 USD 251 (3)
JPMorgan Chase 11/14/25 USD 697 CAD 975 2
JPMorgan Chase 11/14/25 USD 325 HUF 110,567 (3)
JPMorgan Chase 11/14/25 USD 52 KZT 28,302 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/21/25 EUR 139 USD 162 $ (2)
JPMorgan Chase 11/21/25 USD 642 EUR 548 10
JPMorgan Chase 12/2/25 HUF 236,118 USD 702 (2)
JPMorgan Chase 12/2/25 MXN 23,747 USD 1,276 (2)
JPMorgan Chase 12/4/25 EGP 23,762 USD 491 5
JPMorgan Chase 12/5/25 COP 337,776 USD 86 1
JPMorgan Chase 12/5/25 MYR 2,207 USD 524 4
JPMorgan Chase 12/5/25 USD 14 UAH 589 —
JPMorgan Chase 12/15/25 USD 183 PEN 620 (1)
Morgan Stanley 11/21/25 USD 1,746 GBP 1,291 50
RBC Dominion
Securities 11/4/25 EUR 2,694 USD 3,172 (66)
RBC Dominion
Securities 11/4/25 INR 82,440 USD 929 (1)
RBC Dominion
Securities 11/4/25 KRW 3,774,191 USD 2,641 8
RBC Dominion
Securities 11/4/25 TWD 23,268 USD 755 1
RBC Dominion
Securities 11/4/25 USD 687 EUR 583 14
RBC Dominion
Securities 11/4/25 USD 938 INR 82,440 9
RBC Dominion
Securities 11/4/25 USD 1,067 KRW 1,500,000 15
RBC Dominion
Securities 11/4/25 USD 1,593 KRW 2,274,191 (3)
RBC Dominion
Securities 11/4/25 USD 757 TWD 23,268 —
RBC Dominion
Securities 11/7/25 CLP 707,676 USD 742 9
RBC Dominion
Securities 11/7/25 INR 22,800 USD 256 —
RBC Dominion
Securities 11/7/25 USD 351 CLP 331,625 —
RBC Dominion
Securities 11/7/25 USD 647 INR 57,188 3
RBC Dominion
Securities 11/13/25 USD 441 TWD 13,572 —
RBC Dominion
Securities 11/21/25 USD 343 EUR 295 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 11/21/25 USD 348 GBP 260 $ 6
RBC Dominion
Securities 12/2/25 INR 82,440 USD 936 (9)
RBC Dominion
Securities 12/2/25 USD 1,592 KRW 2,274,191 (1)
RBC Dominion
Securities 12/2/25 USD 756 TWD 23,268 —
RBC Dominion
Securities 12/15/25 CLP 331,625 USD 352 —
RBC Dominion
Securities 12/15/25 INR 57,188 USD 646 (3)
RBC Dominion
Securities 12/15/25 USD 326 CLP 307,676 —
Societe Generale 11/4/25 CHF 824 USD 1,028 (3)
Societe Generale 11/4/25 NOK 7,634 USD 764 (10)
Societe Generale 11/4/25 PEN 602 USD 178 —
Societe Generale 11/4/25 USD 177 PEN 602 (2)
Societe Generale 11/5/25 COP 3,827,720 USD 992 1
Societe Generale 11/5/25 USD 988 COP 3,827,720 (4)
Societe Generale 11/14/25 RSD 21,230 USD 210 (2)
Societe Generale 12/2/25 COP 3,827,720 USD 985 3
Societe Generale 12/2/25 PEN 602 USD 177 1
Societe Generale 12/2/25 USD 1,031 CHF 824 3
Standard Chartered 11/4/25 PHP 7,221 USD 123 (1)
Standard Chartered 11/4/25 SGD 969 USD 750 (5)
Standard Chartered 11/4/25 USD 3,168 EUR 2,694 62
Standard Chartered 11/4/25 USD 386 PHP 22,498 4
Standard Chartered 11/21/25 GBP 621 USD 830 (13)
Standard Chartered 11/21/25 USD 2,380 EUR 2,027 40
Standard Chartered 12/2/25 USD 123 PHP 7,221 —
Standard Chartered 12/5/25 CNH 579 USD 82 —
State Street 11/3/25 CAD 417 USD 300 (3)
State Street 11/3/25 USD 169 CAD 235 1
State Street 11/3/25 USD 129 CAD 181 —
State Street 11/4/25 AUD 17 USD 11 —
State Street 11/4/25 BRL 2,017 USD 375 —
State Street 11/4/25 CHF 313 USD 396 (6)
State Street 11/4/25 CLP 1,158,794 USD 1,224 5
State Street 11/4/25 CZK 10,973 USD 524 (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/4/25 EUR 830 USD 969 $ (12)
State Street 11/4/25 GBP 75 USD 101 (2)
State Street 11/4/25 HKD 245 USD 31 —
State Street 11/4/25 HUF 799,757 USD 2,399 (23)
State Street 11/4/25 IDR 3,240,780 USD 195 —
State Street 11/4/25 ILS 921 USD 284 (1)
State Street 11/4/25 INR 27,713 USD 312 —
State Street 11/4/25 KRW 32,677 USD 23 —
State Street 11/4/25 KRW 294,768 USD 208 (1)
State Street 11/4/25 PEN 602 USD 172 7
State Street 11/4/25 PHP 15,277 USD 263 (3)
State Street 11/4/25 PLN 716 USD 196 (2)
State Street 11/4/25 SEK 936 USD 99 (1)
State Street 11/4/25 THB 11,437 USD 353 1
State Street 11/4/25 TRY 37,379 USD 875 11
State Street 11/4/25 TWD 8,906 USD 290 (1)
State Street 11/4/25 USD 11 AUD 17 —
State Street 11/4/25 USD 215 AUD 332 (2)
State Street 11/4/25 USD 19 BRL 104 —
State Street 11/4/25 USD 350 BRL 1,913 (5)
State Street 11/4/25 USD 1,432 CHF 1,137 18
State Street 11/4/25 USD 1,220 CLP 1,158,794 (10)
State Street 11/4/25 USD 530 CZK 10,973 10
State Street 11/4/25 USD 289 EUR 246 6
State Street 11/4/25 USD 348 GBP 259 8
State Street 11/4/25 USD 448 GBP 341 —
State Street 11/4/25 USD 32 HKD 245 —
State Street 11/4/25 USD 195 IDR 3,240,780 —
State Street 11/4/25 USD 315 INR 27,713 3
State Street 11/4/25 USD 23 KRW 32,677 —
State Street 11/4/25 USD 207 KRW 294,768 —
State Street 11/4/25 USD 431 MXN 7,965 3
State Street 11/4/25 USD 758 NOK 7,634 4
State Street 11/4/25 USD 620 NZD 1,080 1
State Street 11/4/25 USD 178 PEN 602 —
State Street 11/4/25 USD 197 PLN 716 3
State Street 11/4/25 USD 100 SEK 936 1
State Street 11/4/25 USD 290 TWD 8,906 1
State Street 11/4/25 USD 479 ZAR 8,298 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/5/25 COP 3,253,528 USD 834 $ 9
State Street 11/5/25 COP 574,192 USD 150 (1)
State Street 11/5/25 JPY 128,109 USD 845 (13)
State Street 11/5/25 USD 992 COP 3,827,720 (1)
State Street 11/5/25 USD 153 JPY 22,523 7
State Street 11/7/25 IDR 2,095,245 USD 126 —
State Street 11/7/25 USD 268 CLP 256,511 (4)
State Street 11/14/25 MXN 6,430 USD 344 1
State Street 11/21/25 AUD 210 USD 137 1
State Street 11/21/25 EUR 679 USD 789 (5)
State Street 11/21/25 GBP 347 USD 463 (7)
State Street 11/21/25 USD 65 EUR 56 1
State Street 11/21/25 USD 437 GBP 323 12
State Street 12/1/25 CAD 126 USD 90 (1)
State Street 12/2/25 BRL 4,069 USD 752 (2)
State Street 12/2/25 GBP 341 USD 448 —
State Street 12/2/25 NOK 4,915 USD 488 (3)
State Street 12/2/25 NZD 786 USD 451 (1)
State Street 12/2/25 USD 362 CZK 7,597 1
State Street 12/2/25 USD 290 EUR 250 1
State Street 12/2/25 USD 284 ILS 921 1
State Street 12/2/25 USD 408 JPY 62,636 1
State Street 12/2/25 USD 136 PLN 501 1
State Street 12/2/25 USD 76 SEK 713 —
State Street 12/2/25 ZAR 8,298 USD 478 (1)
State Street 12/5/25 COP 1,738,075 USD 440 9
State Street 12/12/25 CNH 3,112 USD 440 (2)
Toronto-Dominion Bank 11/4/25 CLP 707,228 USD 755 (4)
Toronto-Dominion Bank 11/4/25 USD 749 CLP 707,228 (1)
Toronto-Dominion Bank 12/2/25 USD 755 CLP 707,228 4
Toronto-Dominion Bank 12/5/25 CNH 578 USD 81 —
UBS Investment Bank 11/4/25 IDR 7,810,564 USD 470 —
UBS Investment Bank 11/4/25 INR 110,153 USD 1,240 —
UBS Investment Bank 11/4/25 NZD 1,081 USD 625 (7)
UBS Investment Bank 11/4/25 USD 465 IDR 7,810,564 (4)
UBS Investment Bank 11/4/25 USD 1,242 INR 110,153 1
UBS Investment Bank 11/4/25 USD 1,949 THB 62,157 26
UBS Investment Bank 11/7/25 USD 89 PEN 310 (3)
UBS Investment Bank 11/14/25 CHF 280 USD 350 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 12/2/25 BRL 6,594 USD 1,193 $ 23
UBS Investment Bank 12/2/25 USD 715 BRL 3,965 (16)
UBS Investment Bank 12/4/25 THB 34,803 USD 1,066 13
UBS Investment Bank 12/4/25 THB 25,585 USD 797 (3)
UBS Investment Bank 12/5/25 USD 880 COP 3,592,362 (47)
UBS Investment Bank 12/12/25 CNH 3,239 USD 457 (1)
Wells Fargo 11/4/25 BRL 8,526 USD 1,583 —
Wells Fargo 11/4/25 KRW 2,568,959 USD 1,800 3
Wells Fargo 11/4/25 KRW 1,532,677 USD 1,096 (21)
Wells Fargo 11/4/25 MXN 31,712 USD 1,723 (17)
Wells Fargo 11/4/25 USD 1,585 BRL 8,526 2
Wells Fargo 11/4/25 USD 1,837 KRW 2,568,959 35
Wells Fargo 11/4/25 USD 1,074 KRW 1,532,677 (2)
Wells Fargo 11/7/25 CLP 331,625 USD 351 1
Wells Fargo 11/7/25 USD 89 PEN 310 (3)
Wells Fargo 11/21/25 USD 53 EUR 45 1
Wells Fargo 12/2/25 BRL 8,526 USD 1,575 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 209

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 13 CAC40 Index contracts 11/25 1,219 $ 4
Long, 8 Hang Seng Index contracts 11/25 1,334 (28)
Short, 73 OMX Swedish Index contracts 11/25 (2,128) (21)
Long, 3 DAX Performance Index contracts 12/25 2,078 (31)
Long, 16 Euro BOBL contracts 12/25 2,181 8
Short, 6 Euro BTP contracts 12/25 (840) (11)
Long, 35 Euro BUND contracts 12/25 5,220 39
Long, 7 Euro BUXL thirty year bond contracts 12/25 937 36
Long, 10 Euro OAT contracts 12/25 1,413 2
Short, 59 Euro SCHATZ contracts 12/25 (7,282) 1
Short, 13 Euro STOXX contracts 12/25 (849) (22)
Short, 5 FTSE 100 Index contracts 12/25 (640) (27)
Long, 11 FTSE MIB Index contracts 12/25 2,717 73
Short, 25 Government of Canada ten year bond
contracts 12/25 (2,188) (9)
Long, 56 Mini ten year JGB contracts 12/25 4,942 4
Long, 9 MSCI Emerging Markets Index contracts 12/25 633 (3)
Long, 5 S&P 500 E-Mini Index Communication
Services Sector contracts 12/25 753 (19)
Short, 1 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 12/25 (244) —
Long, 20 S&P 500 E-Mini Index Consumer Staples
Sector contracts 12/25 1,546 (80)
Long, 13 S&P 500 E-Mini Index contracts 12/25 4,468 (7)
Short, 24 S&P 500 E-Mini Index Energy Sector
contracts 12/25 (2,223) 21
Long, 8 S&P 500 E-Mini Index Health Care Sector
contracts 12/25 1,170 48
Short, 9 S&P 500 E-Mini Index Materials Sector
contracts 12/25 (820) 59
Short, 31 S&P 500 E-Mini Index Real Estate Select
Sector contracts 12/25 (1,556) 54
Short, 76 S&P 500 Micro E-Mini Index contracts 12/25 (2,612) (44)
Long, 18 S&P/ASX 200 Index contracts 12/25 2,618 (43)
Short, 15 S&P/TSX 60 Index contracts 12/25 (3,811) (108)
Long, 16 TOPIX Index contracts 12/25 3,461 135
Short, 161 TOPIX Mini Index contracts 12/25 (3,483) (196)
Short, 3 U.K. Gilt ten year contracts 12/25 (369) (3)
Long, 66 U.S. Treasury Notes ten year contracts 12/25 7,436 (44)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 46 Ultra U.S. Treasury Notes ten year
contracts 12/25 5,312 $ (16)
Long, 70 Three Month SOFR Futures contracts 3/26 16,839 (15)
Net payments (receipts) of variation margin to date 156
Variation margin receivable (payable) on open futures contracts $ (87)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 4,591++
Totals $ —# $ — $ 4,591+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 95,436  ¤  ¤ $ 143,154
Total $ 143,154^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $4,591 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $143,154.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $225,607) $ 230,488
Unrealized gain on bilateral swaps 3,118
Receivable for investment securities sold 1,170
Unrealized gain on forward currency exchange contracts 1,066
Interest and dividends receivable 857
Foreign currency (cost $298) 297
Due from affiliates 17
Variation margin receivable on centrally cleared swaps 8
Receivable for shares sold 5
Bilateral swap premiums paid 3
Other assets 174
Total assets 237,203
Liabilities
Obligation to return securities lending collateral 6,508
Unrealized loss on bilateral swaps 2,782
Payable for investment securities purchased 1,288
Unrealized loss on forward currency exchange contracts 857
Investment management fees payable 224
Variation margin payable on futures contracts 87
Bilateral swap premiums received 20
Options written (premiums $7) 1
Payable for shares redeemed 1
Other liabilities 471
Total liabilities 12,239
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 224,964

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (66,129)
Paid-in capital applicable to 25,540,846 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 291,093
NET ASSETS $ 224,964
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,815; Shares outstanding: 982,714) $ 8.97
I Class
(Net assets: $216,149; Shares outstanding: 24,558,132) $ 8.80

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Interest (net of foreign taxes of $30) $ 10,628
Dividend (net of foreign taxes of $23) 5,389
Securities lending 24
Total income 16,041
Expenses
Investment management 3,031
Shareholder servicing
Investor Class $ 40
I Class 7 47
Prospectus and shareholder reports
Investor Class 8
I Class 9 17
Custody and accounting 292
Legal and audit 131
Registration 58
Directors 1
Miscellaneous 32
Waived / paid by Price Associates (377)
Total expenses 3,232
Net investment income 12,809

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $49) 12,009
Futures (9,325)
Swaps (4,901)
Options written 1,901
Forward currency exchange contracts 375
Foreign currency transactions (62)
Net realized loss (3)
Change in net unrealized gain / loss
Securities (2,554)
Futures (1,214)
Swaps 971
Options written 356
Forward currency exchange contracts 153
Other assets and liabilities denominated in foreign currencies 2
Change in net unrealized gain / loss (2,286)
Net realized and unrealized gain / loss (2,289)
INCREASE IN NET ASSETS FROM OPERATIONS $ 10,520

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 12,809 $ 13,567
Net realized gain (loss) (3) 325
Change in net unrealized gain / loss (2,286) 5,026
Increase in net assets from operations 10,520 18,918
Distributions to shareholders
Net earnings
Investor Class (1,695) (1,251)
I Class (35,649) (17,605)
Decrease in net assets from distributions (37,344) (18,856)
Capital share transactions
*
Shares sold
Investor Class 2,594 3,409
I Class 10,189 9,274
Distributions reinvested
Investor Class 1,686 1,246
I Class 35,459 17,503
Shares redeemed
Investor Class (13,025) (11,964)
I Class (93,405) (14,109)
Increase (decrease) in net assets from capital
share transactions (56,502) 5,359
Net Assets
Increase (decrease) during period (83,326) 5,421
Beginning of period 308,290 302,869
End of period $ 224,964 $ 308,290
*Share information (000s)
Shares sold
Investor Class 278 355
I Class 1,086 970
Distributions reinvested
Investor Class 186 135
I Class 3,974 1,913
Shares redeemed
Investor Class (1,411) (1,241)
I Class (10,545) (1,481)
Increase (decrease) in shares outstanding (6,432) 651

T. ROWE PRICE Multi-Strategy Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Multi-Strategy Total Return Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks strong long-term risk-adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-
Strategy Total Return Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class. The fund’s
Board of Directors has approved the liquidation and dissolution of the fund. The liquidation and dissolution are expected to occur on or about January 23, 2026
(liquidation date). Prior to the liquidation date, the assets of the fund will be sold at the discretion of the fund’s portfolio managers and the fund will cease to pursue its investment objective. In anticipation of the liquidation and dissolution, the fund will be closed to any new investors and new accounts as well as to all purchases from existing shareholders, other than shares purchased through the reinvestment of any dividends or capital gains, effective at the close of the New
York Stock Exchange on January 16, 2026. After the liquidation date, the fund will be terminated and no longer be offered to shareholders for purchase.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Multi-Strategy Total Return Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

T. ROWE PRICE Multi-Strategy Total Return Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Multi-Strategy Total Return Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Multi-Strategy Total Return Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 46,991 $ — $ 46,991
Asset-Backed Securities — 3,518 48 3,566
Bank Loans — 8 477 485
Common Stocks 13,055 7,384 299 20,738
Convertible Preferred Stocks 263 — 569 832
Equity Funds 1,749 — — 1,749
Non-U.S. Government
Mortgage-Backed Securities — 1,032 83 1,115
Preferred Stocks — 128 301 429
Private Investment Company
2
— — — 95
Short-Term Investments 136,646 11,306 — 147,952
Securities Lending Collateral 6,508 — — 6,508
Options Purchased — 28 — 28
Total Securities 158,221 70,395 1,777 230,488
Swaps* — 3,162 — 3,162
Forward Currency Exchange
Contracts — 1,066 — 1,066
Futures Contracts* 484 — — 484
Total $ 158,705 $ 74,623 $ 1,777 $ 235,200
Liabilities
Options Written $ — $ 1 $ — $ 1
Swaps* — 3,130 — 3,130
Forward Currency Exchange
Contracts — 857 — 857
Futures Contracts* 727 — — 727
Total $ 727 $ 3,988 $ — $ 4,715
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and Municipal
Securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 125
Foreign exchange derivatives Forwards 1,066
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 30
Equity derivatives Bilateral Swaps, Futures, Securities^ 3,519
^
,*
Total $ 4,740
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 251
Foreign exchange derivatives Forwards 857
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 211
Equity derivatives Bilateral Swaps and Premiums, Futures 3,396
Total $ 4,715
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 167 $ 167
Interest rate
derivatives 113 — (1,189) — 134 (942)
Foreign
exchange
derivatives (60) 35 — 375 — 350
Credit
derivatives (107) 84 — — (1,383) (1,406)
Equity
derivatives 202 1,782 (8,136) — (3,796) (9,948)
Commodity
derivatives — — — — (23) (23)
Total $ 148 $ 1,901 $ (9,325) $ 375 $ (4,901) $ (11,802)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 2 $ 2
Interest rate
derivatives (310) — (276) — 18 (568)
Foreign
exchange
derivatives 3 2 — 153 — 158
Credit
derivatives 40 25 — — 139 204
Equity
derivatives — 329 (938) — 787 178
Commodity
derivatives — — — — 25 25
Total $ (267) $ 356 $ (1,214) $ 153 $ 971 $ (1)
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the

T. ROWE PRICE Multi-Strategy Total Return Fund

fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, securities valued at $3,170,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 508 $ (373) $ 135 $ — $ 135
Barclays Bank 22 (11) 11 — 11
BNP Paribas 41 (3) 38 — 38
BNY Mellon 3 (2) 1 — 1
Canadian Imperial
Bank of Commerce 9 — 9 — 9
Citibank 506 (504) 2 — 2
Deutsche Bank 19 (68) (49) — —
Goldman Sachs 407 (817) (410) 553 143
HSBC Bank 154 (57) 97 — 97
JPMorgan Chase 208 (275) (67) (267) —
Morgan Stanley 1,640 (1,062) 578 (370) 208
RBC Dominion
Securities 68 (83) (15) — —
Societe Generale 8 (21) (13) — —
Standard Chartered 106 (19) 87 — 87
State Street 129 (117) 12 — 12
Toronto-Dominion
Bank 4 (5) (1) — —
UBS Investment
Bank 318 (179) 139 — 139
Wells Fargo 47 (46) 1 — 1
Total $ 4,197 $ (3,642)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 12% and 33% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value

T. ROWE PRICE Multi-Strategy Total Return Fund

of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 32% and
89% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder

T. ROWE PRICE Multi-Strategy Total Return Fund

the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 13% and 75% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the

T. ROWE PRICE Multi-Strategy Total Return Fund

accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2025, the notional amount of protection sold by the fund totaled $14,368,000 (6.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Multi-Strategy Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 73% and
128% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Multi-Strategy Total Return Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a

T. ROWE PRICE Multi-Strategy Total Return Fund

result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $6,143,000; the value of cash collateral and related investments was $6,508,000.

T. ROWE PRICE Multi-Strategy Total Return Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $224,967,000 and $337,993,000, respectively, for the year ended
October 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 37,344 $ 18,856

T. ROWE PRICE Multi-Strategy Total Return Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. Other temporary differences relate primarily to differences in the treatment of hyperinflationary currencies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a
($000s)
Cost of investments $ 225,697
Unrealized appreciation $ 11,149
Unrealized depreciation (6,195)
Net unrealized appreciation (depreciation) $ 4,954
($000s)
Undistributed ordinary income $ 1,642
Net unrealized appreciation (depreciation) 4,954
Loss carryforwards and deferrals (72,725)
Total distributable earnings (loss) $ (66,129)

T. ROWE PRICE Multi-Strategy Total Return Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,093,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2025, expenses
Investor
Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $(42) $(335)

T. ROWE PRICE Multi-Strategy Total Return Fund

incurred pursuant to these service agreements were $125,000 for Price
Associates and $31,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, approximately 94% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2025.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Multi-Strategy Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Multi-
Strategy Total Return Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund,
Inc. (the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Multi-Strategy Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $735,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $528,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $12,668,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1112-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025